As filed with the Securities and Exchange Commission on May 5, 2011
1933 Act No. 333-169582
1940 Act No. 811-22478

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. 3	[ ]
Post-Effective Amendment No.	[ ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 3	[ ]

Check appropriate box or boxes)

BENNETT GROUP OF FUNDS
(Exact Name of Registrant as Specified in Charter)
1400 K Street, N.W., Suite 501
Washington, DC 20005
(Address of Principal Executive Offices) (Zip Code)
(866) 286-2268
(Registrant's Telephone Number, including Area Code)
Dawn J. Bennett, 1400 K. Street, NW, Suite 501, Washington DC 20005
(Name and Address of Agent for Service of Process)

With Copies to:

Jonathan M. Kopcsik, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103	Murray L. Simpson, Esq. O'Melveny & Myers LLP 2765 Sand Hill Road Menlo Park, CA 94025

Approximate Date of Proposed Public Offering:  As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on (date) pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically  states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the
Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

The Trustee and principal officers of The Bennett Global Master Funds also have executed this Registration Statement.

This Registration Statement on Form N-1A includes the following:

1. Facing Page

2. Contents Page

3. Part A – Prospectus

4. Part B – Statement of Additional Information

5. Part C – Other Information

6. Signatures

7. Exhibits

BENNETT GROUP OF FUNDS

Prospectus

May 9, 2011

Bennett Conservative Fund
Class A
Class R

Bennett Moderate Fund
Class A
Class R

Bennett Growth Fund
Class A
Class R

Bennett Aggressive Growth Fund
Class A
Class R

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Fund Summaries
Bennett Conservative Fund
Bennett Moderate Fund
Bennett Growth Fund
Bennett Aggressive Growth Fund
ADDITIONAL INFORMATION ON
PRINCIPAL STRATEGIES AND INVESTMENTS
ADDITIONAL INFORMATION ABOUT THE PRINCIPAL RISKS
MANAGEMENT OF THE FUNDS
Portfolio Manager
MASTER-FEDDER STRUCTURE
SHAREHOLDER INFORMATION
Pricing of Fund Shares
Choosing a Share Class
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Valuation of Portfolio Securities and Use of Fair Value Pricing
Other Policies
Distributions and Taxes
FINANCIAL HIGHLIGHTS
ADDITIONAL INFORMATION

3 3 9 15 21 27 27 28 28 28 30 30 30 31 34 36 36 37 39 40 42

FUND SUMMARIES

Bennett Conservative Fund

Investment Objective
The Bennett Conservative Fund (the “Fund”) seeks capital preservation and, secondarily, long-term capital appreciation.  The Fund is a feeder fund and pursues its objective by investing substantially all of its assets in its corresponding master fund, the Bennett Conservative Series (the “Conservative Series”) of the Bennett Group Master Funds, which has the same investment objective and policies as the Fund.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The table reflects both the direct expenses of the Fund and the indirect expenses of the Fund’s portion of the expenses of the Conservative Series.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Bennett Group of Funds. More information about these and other discounts is available from your financial advisor, in the section entitled “Shareholder Information” on page 30.

Shareholder fees (fees paid directly from your investment)
Class	A	R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class R
Management fees	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	0.25%
Other expenses	1.41%	1.41%
Administration fees	0.25%	0.25%
All other expenses1	1.16%	1.16%
Acquired fund (master fund) fees and expenses1,2	0.82%	0.82%
Total annual fund operating expenses	2.73%	2.73%
Fee waivers and expense reimbursements3	(0.98%)	(0.98%)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.75%	1.75%

1
“All Other expenses,” “Acquired fund (master fund) fees and expenses” and “Total annual fund operating expenses” are based on estimated amounts for the Fund and Conservative Series for the current fiscal year.

2
The “Acquired fund (master fund) fees and expenses” reflect the expenses incurred by the Conservative Series, which include the indirect expenses of the mutual funds and exchange-traded funds (the “Underlying Funds”) in which the Conservative Series invests.  Because the Fund invests substantially all of its assets in the Conservative Series, the Fund and its shareholders bear, indirectly, the expenses incurred by the Conservative Series, including the Underlying Funds’ expenses.

3
The Fund's investment adviser, Bennett Group Financial Services, LLC (the “Adviser”), has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding acquired fund fees and expenses, Rule 12b-1 fees, interest, taxes, and non-routine or extraordinary expenses) as a percentage of average daily net assets to 0.68%, until May 31, 2012.  These waivers and reimbursements may be terminated only by mutual agreement of the Adviser and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 and 3.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$743	$1,286
Class R	$178	$754

The example reflects the aggregate estimated annual operating expenses of the Fund, which include the Fund’s portion of the expenses of the Conservative Series.

Portfolio Turnover
A mutual fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Because the Fund commenced operations as of the date of this Prospectus, information about portfolio turnover rate is not yet available.

Principal Investment Strategies
The Fund invests substantially all of its assets in the Conservative Series.  The Conservative Series is a fund of funds that invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the “Underlying Funds”).  These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities.  For example, the Underlying Funds in which the Conservative Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), real estate investment trusts and derivatives (such as futures, options or swap agreements).  These investments may be made in both domestic and foreign markets, including emerging markets.  By strategically allocating the Conservative Series’ assets among a number of asset classes and Underlying Funds, the Adviser believes the Conservative Series’ overall risk and volatility may be reduced.

The Adviser manages the Conservative Series by using a three-stage investment process.  The Adviser begins by evaluating global liquidity trends at the country and sector level.  Global liquidity refers to the flow of capital into and out of countries or sectors.  It is affected by a variety of factors, including exchange rate adjustments, central bank intervention, monetary policy, fiscal policy, changes in the regulatory environment, average daily trading volumes, and the number of institutions participating in a particular market.  In analyzing global liquidity trends, the Adviser uses proprietary research to categorize countries and sectors as either liquidity receivers or liquidity senders based on the Adviser’s determination of relative levels of, and changes in, global liquidity.  The Adviser considers liquidity senders to be older, developed countries (such as the United States, Japan and Western Europe) and sectors (such as financial services and healthcare) that generally have diminishing flows of capital investment.  Conversely, the Adviser considers liquidity receivers to be developing countries (such as China, Brazil and India) and sectors (such as precious metals and natural resources) that are experiencing, or will soon experience, rapidly increasing flows of capital investment.  The portfolio will invest predominantly in countries and sectors that are characterized as liquidity receivers.

Once the liquidity receiving countries and sectors have been identified, the Adviser will then develop a target asset allocation for the Conservative Series.  The Adviser will use a top-down approach emphasizing economic trends and current investment themes on a global basis to allocate the Conservative Series’ assets across various liquidity receiving countries and sectors.  There will be no limitation as to the amount of the Conservative Series’ assets required to be invested in any one country, sector or asset class.

Finally, the Adviser will use a bottom-up process based on fundamental research when selecting the individual Underlying Funds in which the Conservative Series will invest.  Among other things, the Adviser will consider an Underlying Fund’s style attribution, asset class exposure, historical performance, risk/return profile and other quantitative measures.

In selecting the Underlying Funds in which the Conservative Series will invest, the Adviser will also assess the overall risk profile of the Conservative Series’ portfolio of Underlying Funds.  The Adviser will seek to achieve the Conservative Series’ investment objective by investing in a combination of lower and higher-risk Underlying Funds.  The role of the lower-risk Underlying Funds, which typically will represent asset classes such as government securities or sovereign debt), is to provide safer, but lower, growth prospects.  The role of the higher-risk Underlying Funds, which typically will represent asset classes such as small-cap equities and commodities, is to capture higher levels of potential growth and enhance returns.  Under normal market conditions, the Conservative Series’ overall risk profile is designed to provide returns in excess of cash, while aiming to preserve capital in all phases of the economic cycle, by maintaining between 60% and 90% of its assets in Underlying Funds that are deemed lower risk.

In seeking to achieve the Conservative Series’ investment objective, the Adviser has the flexibility to respond promptly to changes in market and economic conditions by reallocating the Conservative Series’ investments.  These asset allocation decisions will generally be based on strategic capital markets research and/or relative market valuation of the asset classes represented by each Underlying Fund.  Modifications in the asset allocation or changes to the Underlying Funds generally will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning.  The Adviser will generally sell individual Underlying Funds in response to changes in global themes; when there are adverse issues, or political risks, influences or events; or when the Adviser determines that a particular Underlying Fund, market, segment or sector is no longer considered attractive in absolute terms.

The Conservative Series may gain exposure to the natural resources/commodities markets by investing up to 25% of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”).  Like the Fund and the Conservative Series, the Subsidiary is managed by the Adviser.  The Subsidiary is designed to enhance the ability of the Conservative Series to obtain exposure to natural resources/commodities-related investments within the limitations of the federal tax law requirements that apply to the Fund and the Conservative Series.  The Subsidiary is wholly owned and controlled by the Conservative Series.  The Conservative Series’ Board has oversight responsibility for the investment activities of the Conservative Series, including investments in the Subsidiary, and the Conservative Series’ role as the sole shareholder of the Subsidiary.  Moreover, in managing the Subsidiary’s portfolio, the Adviser will be subject to the same operational guidelines that apply to the management of the Conservative Series.

The Fund and the Conservative Series each may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Principal Risks
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Conservative Series' portfolio.  The Fund, through its investments in the Conservative Series and, indirectly, in the Underlying Funds is subject to the following principal risks:

Risk	Definition
Fund of funds risk
The risk that the Series’ performance is affected by the Underlying Funds’ performance.  There can be no assurance that the investment objectives of the Underlying Funds will be achieved; therefore, there can be no assurance that the Fund or the Series’ objectives will be achieved. In addition, the Fund’s shareholders and the Fund, as a shareholder of the Series, will indirectly bear the costs and expenses of the Underlying Funds.

Asset allocation risk	The risk that the Series’ and the Underlying Funds’ allocation strategies may not produce the desired results.
Exchange-Traded Fund risk
The risks that an ETF may experience many of the same risks associated with individual securities; is subject to market risk where the market as a whole, or that specific sector, may decline; and may trade at a discount to the aggregate value of its underlying securities.

Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Equity risk	Stocks and other equity securities generally fluctuate in value more than bonds.
Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk
Underlying Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund’s investments in foreign currency-denominated securities may reduce the returns of the Series.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Adviser from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Natural resources/commodities risk
Investing in natural resources and commodities can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource and commodities companies in complying with environmental and safety regulations.

Real estate industry risk
This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Industry concentration risk
Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

Risks of investment in the Subsidiary
By investing in the Subsidiary, the Series are indirectly exposed to the risks associated with the Subsidiary’s commodity-related investments. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Series and the Subsidiary, respectively, are organized, could result in the inability of the Series and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Series and their shareholders.

Past performance
Because the Fund commenced operations as of the date of this prospectus, the Fund does not have a performance history.

Investment adviser
Bennett Group Financial Services, LLC (the “Adviser”)

Portfolio manager	Position with the Adviser	Portfolio manager of the Fund since
Dawn J. Bennett	Chief Executive Officer	Since inception (2011)

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business. Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Bennett Group of Fund, P.O. Box 9875, Providence, RI 02940-8075); by overnight courier service (c/o Bennett Group of Funds, 4400 Computer Drive, Westborough, MA 01581); by telephone to our Shareholder Services Number at 855-606-8290 weekdays from 8:30 a.m. to 6:00 p.m. Eastern time; by telephone to our automated telephone service at 855 606-8290 at any time; through our web site at http://www.bennettglobalfunds.com; or by wire.  Please refer to the Fund's statutory prospectus and statement of additional information for more details regarding the purchase and sale of Fund shares.

The minimum initial investment for Class A Shares of the Fund is $2,500 ($1,000 for retirement accounts) and $1,000,000 for Class R Shares of each Fund.  The minimum amount for subsequent investments for Class A Shares of the Fund is $100 ($50 for retirement accounts).  The Fund may reduce or waive the above minimums in certain cases.

Tax information
The Fund's distributions are generally taxable, and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

Bennett Moderate Fund

Investment Objective
The Bennett Moderate Fund (the “Fund”) seeks a balance of capital preservation and long-term capital appreciation. The Fund is a feeder fund and pursues its objective by investing substantially all of its assets in its corresponding master fund, the Bennett Moderate Series (the “Moderate Series”) of the Bennett Group Master Funds, which has the same investment objective and policies as the Fund.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The table reflects both the direct expenses of the Fund and the indirect expenses of the Fund’s portion of the expenses of the Moderate Series.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Bennett Group of Funds. More information about these and other discounts is available from your financial advisor, in the section entitled “Shareholder Information” on page 30.

Shareholder fees (fees paid directly from your investment)
	Class A	Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class R
Management fees	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	0.25%
Other expenses	1.41%	1.41%
Administration fees	0.25%	0.25%
All other expenses1	1.16%	1.16%
Acquired fund (master fund) fees and expenses1,2	0.82%	0.82%
Total annual fund operating expenses	2.73%	2.73%
Fee waivers and expense reimbursements3	(0.98%)	(0.98%)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.75%	1.75%

1
“All Other expenses,” “Acquired fund (master fund) fees and expenses” and “Total annual fund operating expenses” are based on estimated amounts for the Fund and Moderate Series for the current fiscal year.

2
The “Acquired fund (master fund) fees and expenses” reflect the expenses incurred by the Moderate Series, which include the indirect expenses of the mutual funds and exchange-traded funds (the “Underlying Funds”) in which the Moderate Series invests.  Because the Fund invests substantially all of its assets in the Moderate Series, the Fund and its shareholders bear, indirectly, the expenses incurred by the Moderate Series, including the Underlying Funds’ expenses.

3
The Fund's investment adviser, Bennett Group Financial Services, LLC (the “Adviser”), has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding acquired fund fees and expenses, Rule 12b-1 fees, interest, taxes, and non-routine or extraordinary expenses) as a percentage of average daily net assets to 0.68%, until May 31, 2012.  These waivers and reimbursements may be terminated only by mutual agreement of the Adviser and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 and 3.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$743	$1,286
Class R	$178	$754

The example reflects the aggregate estimated annual operating expenses of the Fund, which include the Fund’s portion of the expenses of the Moderate Series.

Portfolio Turnover
A mutual fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Because the Fund commenced operations as of the date of this Prospectus, information about portfolio turnover rate is not yet available.

Principal Investment Strategies
The Fund invests substantially all of its assets in the Moderate Series.  The Moderate Series is a fund of funds that invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the “Underlying Funds”).  These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities.  For example, the Underlying Funds in which the Moderate Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), real estate investment trusts and derivatives (such as futures, options or swap agreements).  These investments may be made in both domestic and foreign markets, including emerging markets.  By strategically allocating the Moderate Series’ assets among a number of asset classes and Underlying Funds, the Adviser believes the Moderate Series’ overall risk and volatility may be reduced.

The Adviser manages the Moderate Series by using a three-stage investment process.  The Adviser begins by evaluating global liquidity trends at the country and sector level.  Global liquidity refers to the flow of capital into and out of countries or sectors.  It is affected by a variety of factors, including exchange rate adjustments, central bank intervention, monetary policy, fiscal policy, changes in the regulatory environment, average daily trading volumes, and the number of institutions participating in a particular market.  In analyzing global liquidity trends, the Adviser uses proprietary research to categorize countries and sectors as either liquidity receivers or liquidity senders based on the Adviser’s determination of relative levels of, and changes in, global liquidity.  The Adviser considers liquidity senders to be older, developed countries (such as the United States, Japan and Western Europe) and sectors (such as financial services and healthcare) that generally have diminishing flows of capital investment.  Conversely, the Adviser considers liquidity receivers to be developing countries (such as China, Brazil and India) and sectors (such as precious metals and natural resources) that are experiencing, or will soon experience, rapidly increasing flows of capital investment.  The portfolio will invest predominantly in countries and sectors that are characterized as liquidity receivers.

Once the liquidity receiving countries and sectors have been identified, the Adviser will then develop a target asset allocation for the Moderate Series.  The Adviser will use a top-down approach emphasizing economic trends and current investment themes on a global basis to allocate the Moderate Series’ assets across various liquidity receiving countries and sectors.  There will be no limitation as to the amount of the Moderate Series’ assets required to be invested in any one country, sector or asset class.

Finally, the Adviser will use a bottom-up process based on fundamental research when selecting the individual Underlying Funds in which the Moderate Series will invest.  Among other things, the Adviser will consider an Underlying Fund’s style attribution, asset class exposure, historical performance, risk/return profile and other quantitative measures.

In selecting the Underlying Funds in which the Moderate Series will invest, the Adviser will also assess the overall risk profile of the Moderate Series’ portfolio of Underlying Funds.  The Adviser will seek to achieve the Moderate Series’ investment objective by investing in a combination of lower and higher-risk Underlying Funds.  The role of the lower-risk Underlying Funds, which typically will represent asset classes such as government securities or sovereign debt), is to provide safer, but lower, growth prospects.  The role of the higher-risk Underlying Funds, which typically will represent asset classes such as small-cap equities and commodities, is to capture higher levels of potential growth and enhance returns.  Under normal market conditions, the Moderate Series’ overall risk profile is designed to provide moderate growth potential while keeping a strong focus on capital preservation and will seek to reduce negative returns even in falling markets by maintaining approximately 50% of the Moderate Series’ assets in Underlying Funds that are deemed lower risk.

In seeking to achieve the Moderate Series’ investment objective, the Adviser has the flexibility to respond promptly to changes in market and economic conditions by reallocating the Moderate Series’ investments.  These asset allocation decisions will generally be based on strategic capital markets research and/or relative market valuation of the asset classes represented by each Underlying Fund.  Modifications in the asset allocation or changes to the Underlying Funds generally will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning.  The Adviser will generally sell individual Underlying Funds in response to changes in global themes; when there are adverse issues, or political risks, influences or events; or when the Adviser determines that a particular Underlying Fund, market, segment or sector is no longer considered attractive in absolute terms.

The Moderate Series may gain exposure to the natural resources/commodities markets by investing up to 25% of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”).  Like the Fund and the Moderate Series, the Subsidiary is managed by the Adviser.  The Subsidiary is designed to enhance the ability of the Moderate Series to obtain exposure to natural resources/commodities-related investments within the limitations of the federal tax law requirements that apply to the Fund and the Moderate Series.  The Subsidiary is wholly owned and controlled by the Moderate Series.  The Moderate Series’ Board has oversight responsibility for the investment activities of the Moderate Series, including investments in the Subsidiary, and the Moderate Series’ role as the sole shareholder of the Subsidiary.  Moreover, in managing the Subsidiary’s portfolio, the Adviser will be subject to the same operational guidelines that apply to the management of the Moderate Series.

The Fund and the Moderate Series each may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Principal Risks
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Moderate Series' portfolio.  The Fund, through its investments in the Moderate Series and, indirectly, in the Underlying Funds is subject to the following principal risks:

Risk	Definition
Fund of funds risk
The risk that the Series’ performance is affected by the Underlying Funds’ performance.  There can be no assurance that the investment objectives of the Underlying Funds will be achieved; therefore, there can be no assurance that the Fund or the Series’ objectives will be achieved. In addition, the Fund’s shareholders and the Fund, as a shareholder of the Series, will indirectly bear the costs and expenses of the Underlying Funds.

Asset allocation risk	The risk that the Series’ and the Underlying Funds’ allocation strategies may not produce the desired results.
Exchange-Traded Fund risk
The risks that an ETF may experience many of the same risks associated with individual securities; is subject to market risk where the market as a whole, or that specific sector, may decline; and may trade at a discount to the aggregate value of its underlying securities.

Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Equity risk	Stocks and other equity securities generally fluctuate in value more than bonds.
Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk
Underlying Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund’s investments in foreign currency-denominated securities may reduce the returns of the Series.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Adviser from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Natural resources/commodities risk
Investing in natural resources and commodities can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource and commodities companies in complying with environmental and safety regulations.

Real estate industry risk
This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Industry concentration risk
Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

Risks of investment in the Subsidiary
By investing in the Subsidiary, the Series are indirectly exposed to the risks associated with the Subsidiary’s commodity-related investments. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Series and the Subsidiary, respectively, are organized, could result in the inability of the Series and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Series and their shareholders.

Past performance
Because the Fund commenced operations as of the date of this prospectus, the Fund does not have a performance history.

Investment adviser
Bennett Group Financial Services, LLC (the “Adviser”)

Portfolio manager	Position with the Adviser	Portfolio manager of the Fund since
Dawn J. Bennett	Chief Executive Officer	Since inception (2011)

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business. Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Bennett Group of Fund, P.O. Box 9875, Providence, RI 02940-8075); by overnight courier service (c/o Bennett Group of Funds, 4400 Computer Drive, Westborough, MA 01581); by telephone to our Shareholder Services Number at 855-606-8290 weekdays from 8:30 a.m. to 6:00 p.m. Eastern time; by telephone to our automated telephone service at 855 606-8290 at any time; through our web site at www.bennettglobalfunds.com; or by wire.  Please refer to the Fund's statutory prospectus and statement of additional information for more details regarding the purchase and sale of Fund shares.

The minimum initial investment for Class A Shares of the Fund is $2,500 ($1,000 for retirement accounts) and $1,000,000 for Class R Shares of each Fund.  The minimum amount for subsequent investments for Class A Shares of the Fund is $100 ($50 for retirement accounts).  The Fund may reduce or waive the above minimums in certain cases.

Tax information
The Fund's distributions are generally taxable, and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

Bennett Growth Fund

Investment Objective
The Bennett Growth Fund (the “Fund”) seeks long-term capital appreciation and, secondarily, capital preservation. The Fund is a feeder fund and pursues its objective by investing substantially all of its assets in its corresponding master fund, the Bennett Growth Series (the “Growth Series”) of the Bennett Group Master Funds, which has the same investment objective and policies as the Fund.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The table reflects both the direct expenses of the Fund and the indirect expenses of the Fund’s portion of the expenses of the Growth Series.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Bennett Group of Funds. More information about these and other discounts is available from your financial advisor, in the section entitled “Shareholder Information” on page 30.

Shareholder fees (fees paid directly from your investment)
Class	A	R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class R
Management fees	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	0.25%
Other expenses	1.41%	1.41%
Administration fees	0.25%	0.25%
All other expenses1	1.16%	1.16%
Acquired fund (master fund) fees and expenses1,2	0.80%	0.80%
Total annual fund operating expenses	2.71%	2.71%
Fee waivers and expense reimbursements3	(0.96%)	(0.96%)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.75%	1.75%

1
“All Other expenses,” “Acquired fund (master fund) fees and expenses” and “Total annual fund operating expenses” are based on estimated amounts for the Fund and Growth Series for the current fiscal year.

2
The “Acquired fund (master fund) fees and expenses” reflect the expenses incurred by the Growth Series, which include the indirect expenses of the mutual funds and exchange-traded funds (the “Underlying Funds”) in which the Growth Series invests.  Because the Fund invests substantially all of its assets in the Growth Series, the Fund and its shareholders bear, indirectly, the expenses incurred by the Growth Series, including the Underlying Funds’ expenses.

3
The Fund's investment adviser, Bennett Group Financial Services, LLC (the “Adviser”), has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding acquired fund fees and expenses, Rule 12b-1 fees, interest, taxes, and non-routine or extraordinary expenses) as a percentage of average daily net assets to 0.70%, until May 31, 2012.  These waivers and reimbursements may be terminated only by mutual agreement of the Adviser and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 and 3.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$743	$1,282
Class R	$178	$750

The example reflects the aggregate estimated annual operating expenses of the Fund, which include the Fund’s portion of the expenses of the Growth Series.

Portfolio Turnover
A mutual fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Because the Fund commenced operations as of the date of this Prospectus, information about portfolio turnover rate is not yet available.

Principal Investment Strategies
The Fund invests substantially all of its assets in the Growth Series.  The Growth Series is a fund of funds that invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the “Underlying Funds”).  These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities.  For example, the Underlying Funds in which the Growth Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), real estate investment trusts and derivatives (such as futures, options or swap agreements).  These investments may be made in both domestic and foreign markets, including emerging markets.  By strategically allocating the Growth Series’ assets among a number of asset classes and Underlying Funds, the Adviser believes the Growth Series’ overall risk and volatility may be reduced.

The Adviser manages the Growth Series by using a three-stage investment process.  The Adviser begins by evaluating global liquidity trends at the country and sector level.  Global liquidity refers to the flow of capital into and out of countries or sectors.  It is affected by a variety of factors, including exchange rate adjustments, central bank intervention, monetary policy, fiscal policy, changes in the regulatory environment, average daily trading volumes, and the number of institutions participating in a particular market.  In analyzing global liquidity trends, the Adviser uses proprietary research to categorize countries and sectors as either liquidity receivers or liquidity senders based on the Adviser’s determination of relative levels of, and changes in, global liquidity.  The Adviser considers liquidity senders to be older, developed countries (such as the United States, Japan and Western Europe) and sectors (such as financial services and healthcare) that generally have diminishing flows of capital investment.  Conversely, the Adviser considers liquidity receivers to be developing countries (such as China, Brazil and India) and sectors (such as precious metals and natural resources) that are experiencing, or will soon experience, rapidly increasing flows of capital investment.  The portfolio will invest predominantly in countries and sectors that are characterized as liquidity receivers.

Once the liquidity receiving countries and sectors have been identified, the Adviser will then develop a target asset allocation for the Growth Series.  The Adviser will use a top-down approach emphasizing economic trends and current investment themes on a global basis to allocate the Growth Series’ assets across various liquidity receiving countries and sectors.  There will be no limitation as to the amount of the Growth Series’ assets required to be invested in any one country, sector or asset class.

Finally, the Adviser will use a bottom-up process based on fundamental research when selecting the individual Underlying Funds in which the Growth Series will invest.  Among other things, the Adviser will consider an Underlying Fund’s style attribution, asset class exposure, historical performance, risk/return profile and other quantitative measures.

In selecting the Underlying Funds in which the Growth Series will invest, the Adviser will also assess the overall risk profile of the Growth Series’ portfolio of Underlying Funds.  The Adviser will seek to achieve the Growth Series’ investment objective by investing in a combination of lower and higher-risk Underlying Funds.  The role of the lower-risk Underlying Funds, which typically will represent asset classes such as government securities or sovereign debt), is to provide safer, but lower, growth prospects.  The role of the higher-risk Underlying Funds, which typically will represent asset classes such as small-cap equities and commodities, is to capture higher levels of potential growth and enhance returns.  Under normal market conditions, the Growth Series’ overall risk profile is designed to provide high growth potential by maintaining between 50% and 80% of the Growth Series’ assets in Underlying Funds that are deemed higher risk.

In seeking to achieve the Growth Series’ investment objective, the Adviser has the flexibility to respond promptly to changes in market and economic conditions by reallocating the Growth Series’ investments.  These asset allocation decisions will generally be based on strategic capital markets research and/or relative market valuation of the asset classes represented by each Underlying Fund.  Modifications in the asset allocation or changes to the Underlying Funds generally will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning.  The Adviser will generally sell individual Underlying Funds in response to changes in global themes; when there are adverse issues, or political risks, influences or events; or when the Adviser determines that a particular Underlying Fund, market, segment or sector is no longer considered attractive in absolute terms.

The Growth Series may gain exposure to the natural resources/commodities markets by investing up to 25% of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”).  Like the Fund and the Growth Series, the Subsidiary is managed by the Adviser.  The Subsidiary is designed to enhance the ability of the Growth Series to obtain exposure to natural resources/commodities-related investments within the limitations of the federal tax law requirements that apply to the Fund and the Growth Series.  The Subsidiary is wholly owned and controlled by the Growth Series.  The Growth Series’ Board has oversight responsibility for the investment activities of the Growth Series, including investments in the Subsidiary, and the Growth Series’ role as the sole shareholder of the Subsidiary.  Moreover, in managing the Subsidiary’s portfolio, the Adviser will be subject to the same operational guidelines that apply to the management of the Growth Series.

The Fund and the Growth Series each may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Principal Risks
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Growth Series' portfolio.  The Fund, through its investments in the Growth Series and, indirectly, in the Underlying Funds is subject to the following principal risks:

Risk	Definition
Fund of funds risk
The risk that the Series’ performance is affected by the Underlying Funds’ performance.  There can be no assurance that the investment objectives of the Underlying Funds will be achieved; therefore, there can be no assurance that the Fund or the Series’ objectives will be achieved. In addition, the Fund’s shareholders and the Fund, as a shareholder of the Series, will indirectly bear the costs and expenses of the Underlying Funds.

Asset allocation risk	The risk that the Series’ and the Underlying Funds’ allocation strategies may not produce the desired results.
Exchange-Traded Fund risk
The risks that an ETF may experience many of the same risks associated with individual securities; is subject to market risk where the market as a whole, or that specific sector, may decline; and may trade at a discount to the aggregate value of its underlying securities.

Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Equity risk	Stocks and other equity securities generally fluctuate in value more than bonds.
Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk
Underlying Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund’s investments in foreign currency-denominated securities may reduce the returns of the Series.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Adviser from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Natural resources/commodities risk
Investing in natural resources and commodities can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource and commodities companies in complying with environmental and safety regulations.

Real estate industry risk
This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Industry concentration risk
Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

Risks of investment in the Subsidiary
By investing in the Subsidiary, the Series are indirectly exposed to the risks associated with the Subsidiary’s commodity-related investments. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Series and the Subsidiary, respectively, are organized, could result in the inability of the Series and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Series and their shareholders.

Past performance
Because the Fund commenced operations as of the date of this prospectus, the Fund does not have a performance history.

Investment adviser
Bennett Group Financial Services, LLC (the “Adviser”)

Portfolio manager	Position with the Adviser	Portfolio manager of the Fund since
Dawn J. Bennett	Chief Executive Officer	Since inception (2011)

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business. Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Bennett Group of Fund, P.O. Box 9875, Providence, RI 02940-8075); by overnight courier service (c/o Bennett Group of Funds, 4400 Computer Drive, Westborough, MA 01581); by telephone to our Shareholder Services Number at 855-606-8290 weekdays from 8:30 a.m. to 6:00 p.m. Eastern time; by telephone to our automated telephone service at 855 606-8290 at any time; through our web site at www.bennettglobalfunds.com; or by wire.  Please refer to the Fund's statutory prospectus and statement of additional information for more details regarding the purchase and sale of Fund shares.

The minimum initial investment for Class A Shares of the Fund is $2,500 ($1,000 for retirement accounts) and $1,000,000 for Class R Shares of each Fund.  The minimum amount for subsequent investments for Class A Shares of the Fund is $100 ($50 for retirement accounts).  The Fund may reduce or waive the above minimums in certain cases.

Tax information
The Fund's distributions are generally taxable, and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

Bennett Aggressive Growth Fund

Investment Objective
The Bennett Aggressive Growth Fund (the “Fund”) seeks long-term capital appreciation. The Fund is a feeder fund and pursues its objective by investing substantially all of its assets in its corresponding master fund, the Bennett Aggressive Growth Series (the “Aggressive Growth Series”) of the Bennett Group Master Funds, which has the same investment objective and policies as the Fund.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The table reflects both the direct expenses of the Fund and the indirect expenses of the Fund’s portion of the expenses of the Aggressive Growth Series.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Bennett Group of Funds. More information about these and other discounts is available from your financial advisor, in the section entitled “Shareholder Information” on page 30.

Shareholder fees (fees paid directly from your investment)
	Class A	Class R
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class R
Management fees	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	0.25%
Other expenses	1.41%	1.41%
Administration fees	0.25%	0.25%
All other expenses1	1.16%	1.16%
Acquired fund (master fund) fees and expenses1,2	0.79%	0.79%
Total annual fund operating expenses	2.70%	2.70%
Fee waivers and expense reimbursements3	(0.95%)	(0.95%)
Total annual fund operating expenses after fee waivers and expense reimbursements	1.75%	1.75%

1
“All Other expenses,” “Acquired fund (master fund) fees and expenses” and “Total annual fund operating expenses” are based on estimated amounts for the Fund and Aggressive Growth Series for the current fiscal year.

2
The “Acquired fund (master fund) fees and expenses” reflect the expenses incurred by the Aggressive Growth Series, which include the indirect expenses of the mutual funds and exchange-traded funds (the “Underlying Funds”) in which the Aggressive Growth Series invests.  Because the Fund invests substantially all of its assets in the Aggressive Growth Series, the Fund and its shareholders bear, indirectly, the expenses incurred by the Aggressive Growth Series, including the Underlying Funds’ expenses.

3
The Fund's investment adviser, Bennett Group Financial Services, LLC (the “Adviser”), has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding acquired fund fees and expenses, Rule 12b-1 fees, interest, taxes, and non-routine or extraordinary expenses) as a percentage of average daily net assets to 0.71%, until May 31, 2012.  These waivers and reimbursements may be terminated only by mutual agreement of the Adviser and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 and 3.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$743	$1,280
Class R	$178	$748

The example reflects the aggregate estimated annual operating expenses of the Fund, which include the Fund’s portion of the expenses of the Aggressive Growth Series.

Portfolio Turnover
A mutual fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Because the Fund commenced operations as of the date of this Prospectus, information about portfolio turnover rate is not yet available.

Principal Investment Strategies
The Fund invests substantially all of its assets in the Aggressive Growth Series.  The Aggressive Growth Series is a fund of funds that invests its assets in a diversified group of unaffiliated mutual funds and exchange-traded funds (the “Underlying Funds”).  These Underlying Funds will represent a wide variety of asset classes and will invest across various countries, regions, sectors, industries, and securities.  For example, the Underlying Funds in which the Aggressive Growth Series may invest will include those that invest in equity securities, convertible securities, fixed income securities (such as corporate and government bonds), natural resources/commodities (such as precious metals and oil), real estate investment trusts and derivatives (such as futures, options or swap agreements).  These investments may be made in both domestic and foreign markets, including emerging markets.  By strategically allocating the Aggressive Growth Series’ assets among a number of asset classes and Underlying Funds, the Adviser believes the Aggressive Growth Series’ overall risk and volatility may be reduced.

The Adviser manages the Aggressive Growth Series by using a three-stage investment process.  The Adviser begins by evaluating global liquidity trends at the country and sector level.  Global liquidity refers to the flow of capital into and out of countries or sectors.  It is affected by a variety of factors, including exchange rate adjustments, central bank intervention, monetary policy, fiscal policy, changes in the regulatory environment, average daily trading volumes, and the number of institutions participating in a particular market.  In analyzing global liquidity trends, the Adviser uses proprietary research to categorize countries and sectors as either liquidity receivers or liquidity senders based on the Adviser’s determination of relative levels of, and changes in, global liquidity.  The Adviser considers liquidity senders to be older, developed countries (such as the United States, Japan and Western Europe) and sectors (such as financial services and healthcare) that generally have diminishing flows of capital investment.  Conversely, the Adviser considers liquidity receivers to be developing countries (such as China, Brazil and India) and sectors (such as precious metals and natural resources) that are experiencing, or will soon experience, rapidly increasing flows of capital investment.  The portfolio will invest predominantly in countries and sectors that are characterized as liquidity receivers.

Once the liquidity receiving countries and sectors have been identified, the Adviser will then develop a target asset allocation for the Aggressive Growth Series.  The Adviser will use a top-down approach emphasizing economic trends and current investment themes on a global basis to allocate the Aggressive Growth Series’ assets across various liquidity receiving countries and sectors.  There will be no limitation as to the amount of the Aggressive Growth Series’ assets required to be invested in any one country, sector or asset class.

Finally, the Adviser will use a bottom-up process based on fundamental research when selecting the individual Underlying Funds in which the Aggressive Growth Series will invest.  Among other things, the Adviser will consider an Underlying Fund’s style attribution, asset class exposure, historical performance, risk/return profile and other quantitative measures.

In selecting the Underlying Funds in which the Aggressive Growth Series will invest, the Adviser will also assess the overall risk profile of the Aggressive Growth Series’ portfolio of Underlying Funds.  The Adviser will seek to achieve the Aggressive Growth Series’ investment objective by investing in a combination of lower and higher-risk Underlying Funds.  The role of the lower-risk Underlying Funds, which typically will represent asset classes such as government securities or sovereign debt), is to provide safer, but lower, growth prospects.  The role of the higher-risk Underlying Funds, which typically will represent asset classes such as small-cap equities and commodities, is to capture higher levels of potential growth and enhance returns.  Under normal market conditions, the Aggressive Growth Series’ overall risk profile is designed to provide higher growth potential by maintaining between 50% and 100% of the Aggressive Growth Series’ assets in Underlying Funds that are deemed higher risk.

In seeking to achieve the Aggressive Growth Series’ investment objective, the Adviser has the flexibility to respond promptly to changes in market and economic conditions by reallocating the Aggressive Growth Series’ investments.  These asset allocation decisions will generally be based on strategic capital markets research and/or relative market valuation of the asset classes represented by each Underlying Fund.  Modifications in the asset allocation or changes to the Underlying Funds generally will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning.  The Adviser will generally sell individual Underlying Funds in response to changes in global themes; when there are adverse issues, or political risks, influences or events; or when the Adviser determines that a particular Underlying Fund, market, segment or sector is no longer considered attractive in absolute terms.

The Aggressive Growth Series may gain exposure to the natural resources/commodities markets by investing up to 25% of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”).  Like the Fund and the Aggressive Growth Series, the Subsidiary is managed by the Adviser.  The Subsidiary is designed to enhance the ability of the Aggressive Growth Series to obtain exposure to natural resources/commodities-related investments within the limitations of the federal tax law requirements that apply to the Fund and the Aggressive Growth Series.  The Subsidiary is wholly owned and controlled by the Aggressive Growth Series.  The Aggressive Growth Series’ Board has oversight responsibility for the investment activities of the Aggressive Growth Series, including investments in the Subsidiary, and the Aggressive Growth Series’ role as the sole shareholder of the Subsidiary.  Moreover, in managing the Subsidiary’s portfolio, the Adviser will be subject to the same operational guidelines that apply to the management of the Aggressive Growth Series.

The Fund and the Aggressive Growth Series each may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

Principal Risks
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Aggressive Growth Series' portfolio.  The Fund, through its investments in the Aggressive Growth Series and, indirectly, in the Underlying Funds is subject to the following principal risks:

Risk	Definition
Fund of funds risk
The risk that the Series’ performance is affected by the Underlying Funds’ performance.  There can be no assurance that the investment objectives of the Underlying Funds will be achieved; therefore, there can be no assurance that the Fund or the Series’ objectives will be achieved. In addition, the Fund’s shareholders and the Fund, as a shareholder of the Series, will indirectly bear the costs and expenses of the Underlying Funds.

Asset allocation risk	The risk that the Series’ and the Underlying Funds’ allocation strategies may not produce the desired results.
Exchange-Traded Fund risk
The risks that an ETF may experience many of the same risks associated with individual securities; is subject to market risk where the market as a whole, or that specific sector, may decline; and may trade at a discount to the aggregate value of its underlying securities.

Market risk
The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

Equity risk	Stocks and other equity securities generally fluctuate in value more than bonds.
Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk
Underlying Funds that invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Underlying Fund’s investments in foreign currency-denominated securities may reduce the returns of the Series.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Adviser from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Natural resources/commodities risk
Investing in natural resources and commodities can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource and commodities companies in complying with environmental and safety regulations.

Real estate industry risk
This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Industry concentration risk
Certain Underlying Funds may concentrate their investments in a particular industry or industries. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a particular industry is that an Underlying Fund will be more susceptible to the risks associated with that industry than a fund does not concentrate its investments.

Risks of investment in the Subsidiary
By investing in the Subsidiary, the Series are indirectly exposed to the risks associated with the Subsidiary’s commodity-related investments. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Series and the Subsidiary, respectively, are organized, could result in the inability of the Series and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Series and their shareholders.

Past performance
Because the Fund commenced operations as of the date of this prospectus, the Fund does not have a performance history.

Investment adviser
Bennett Group Financial Services, LLC (the “Adviser”)

Portfolio manager	Position with the Adviser	Portfolio manager of the Fund since
Dawn J. Bennett	Chief Executive Officer	Since inception (2011)

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business. Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Bennett Group of Fund, P.O. Box 9875, Providence, RI 02940-8075); by overnight courier service (c/o Bennett Group of Funds, 4400 Computer Drive, Westborough, MA 01581); by telephone to our Shareholder Services Number at 855-606-8290 weekdays from 8:30 a.m. to 6:00 p.m. Eastern time; by telephone to our automated telephone service at 855 606-8290 at any time; through our web site at www.bennettglobalfunds.com; or by wire.  Please refer to the Fund's statutory prospectus and statement of additional information for more details regarding the purchase and sale of Fund shares.

The minimum initial investment for Class A Shares of the Fund is $2,500 ($1,000 for retirement accounts) and $1,000,000 for Class R Shares of each Fund.  The minimum amount for subsequent investments for Class A Shares of the Fund is $100 ($50 for retirement accounts).  The Fund may reduce or waive the above minimums in certain cases.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

ADDITIONAL INFORMATION ON
PRINCIPAL STRATEGIES AND INVESTMENTS

Each Fund is a feeder fund that pursues its investment objective by investing substantially all of its assets in a corresponding master fund under a “master-feeder” structure, as described below in the section entitled “Master-Feeder Structure.”  Currently, the master funds in which each Fund invests are, correspondingly, the Bennett Conservative Series, Bennett Moderate Series, Bennett Growth Series, and Bennett Aggressive Growth Series (the “Master Series”).  Although the Master Series will normally invest in the types of investments described in this Prospectus, they also may invest in other securities, use other strategies and engage in other investment practices that are not part of their principal investment strategy.  These non-principal investments and strategies, as well as some of those described in this Prospectus, are described in detail in the Funds’ Statement of Additional Information (“SAI”) (for information on how to obtain the Funds’ Statement of Additional Information, see the back cover of this Prospectus).

Although the Master Series will normally invest in the types of investments described in this Prospectus, they also may invest in other securities, use other strategies and engage in other investment practices that are not part of their principal investment strategy.  These non-principal investments and strategies, as well as some of those described in this Prospectus, are described in detail in the Funds’ Statement of Additional Information (“SAI”) (for information on how to obtain the Funds’ Statement of Additional Information, see the back cover of this Prospectus).

The Adviser exercises broad discretion in choosing which Underlying Funds to include in the Master Series’ portfolios.  The Master Series will invest in as many Underlying Funds as may be necessary to pursue their investment objectives.

From time to time, in response to changes in market and economic conditions, the Master Series may employ a defensive strategy.  A defensive strategy may be warranted during periods of unfavorable market or economic conditions, including periods of market turbulence or periods when prevailing market valuations are higher than those deemed attractive under the investment criteria generally applied on behalf of the Master Series.  Pursuant to a defensive strategy, a Master Series may temporarily hold cash and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers.  In such a case, the Master Series may not be able to pursue, and may not achieve, its investment objective.  It is impossible to predict whether, when or for how long a Master Series will employ defensive strategies.

Disclosure of Portfolio Holdings Information.  A description of the Funds’ and their respective Master Series’ policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL RISKS

The 1940 Act imposes certain conditions on funds that invest in other funds such as the Master Series.  The Master Series and their affiliates, including the Master Series’ investment adviser and other accounts managed by the Master Series’ investment advisor, may not own, immediately after purchase, more than 3% of the total outstanding voting stock of an “investment company” (as that term is defined in the 1940 Act) unless otherwise permitted to do so by exemptive relief granted by the U.S. Securities and Exchange Commission.  There is no guarantee that such relief, if requested, would be granted.  Some or all of the Underlying Funds in which the Master Series invest may fall within the definition of an “investment company.”  Therefore, because of this restriction, the Master Series may have to forgo or limit certain investment opportunities.

The Master Series are independent from any of the Underlying Funds in which they invest and have little voice in or control over the investment practices, policies, or decisions of those funds. If the Master Series disagree with those practices, policies, or decisions, it may have no choice other than to liquidate its investment in that fund, which can entail further losses.  Also, the investment advisers of the Underlying Funds may simultaneously pursue inconsistent or contradictory courses of action; for example, at any given time, one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by another Underlying Fund.

Furthermore, the Master Series’ selection of Underlying Funds may not perform as well as expected when they were purchased or as well as the stock market in general.

MANAGEMENT OF THE FUNDS

The Adviser serves as investment adviser to the Funds and the Master Series.  Pursuant to an investment advisory agreement with each Master Series, the Adviser is responsible for the management of the Master Series’ assets.  The Adviser does not receive an investment management fee from the Funds.  The “Total annual fund operating expenses” tables in each fund summary describe the fees incurred by a Fund for the services provided by the Adviser.  The “Management fee” listed in the table for a Fund includes the investment management fee that is payable by the Fund’s corresponding Master Series to the Adviser.

The Adviser provides certain administrator services to shareholders of the Funds, pursuant to an Administrative Services Agreement between the Trust and the Adviser, for which the Adviser receives 0.25% of the average daily assets of the Funds.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Adviser has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of each Fund (excluding acquired fund fees and expenses, Rule 12b-1 fees, interest, taxes, and non-routine or extraordinary expenses) as a percentage of average daily net assets, as described in each Fund’s fee table, until May 31, 2012. Pursuant to the Fee Waiver and Expense Assumption Agreement, the Adviser is entitled to be reimbursed for any fees the Adviser waives and Fund expenses that the Adviser assumes for a period of thirty-six (36) months following such fee waiver and expense assumptions, to the extent that such reimbursement of the Adviser by such Fund will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were assumed and at the time the Adviser is reimbursed.

Portfolio Manager

Dawn J. Bennett is the portfolio manager for each Master Series.  Ms. Bennett is the Founder and Chief Executive Officer of the Adviser.  Before founding the Adviser, Ms. Bennett was Senior Vice President/Investment Officer and Certified Investment Management Analyst at Legg Mason Wood Walker, Inc.  Prior to working at Legg Mason Wood Walker, Inc., Ms. Bennett was Senior Vice President/Investment Officer at Wheat First Butcher Singer.  Ms. Bennett attended Middlebury College (Chinese School) and obtained her bachelor’s degree from the University of Utah.  She is a Certified Investment Management Analyst and is a graduate of the Wharton School Securities Industry Institute.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of Fund shares.

MASTER-FEEDER STRUCTURE

The “master-feeder” structure is a two-tier structure where one or more feeder funds invest substantially all of their assets in one master fund that has identical investment objectives and policies as the feeder fund.  The feeder funds sell their shares to the public and thereafter deposit the proceeds in the master fund in return for shares of the master fund.  As a result of the complexity of the master-feeder structure, a Fund might encounter operational or other complications.

Note that other institutional investors, including other mutual funds, may invest in a Master Series. Accordingly, the expenses of such other funds and, correspondingly, their returns may differ from those of a Fund. Please contact the Bennett Group Master Funds at P.O. Box 9875, Providence, RI 02940-8075 or 855-606-8290 for information about the availability of investing in a Master Series other than through a Fund.

The aggregate amount of expenses for a Fund and its corresponding Master Series may be greater than it would be if the Fund were to invest directly in the securities held by the Master Series. However, the total expense ratios for a Fund and its corresponding Master Series are expected to be less over time than such ratios would be if the Fund were to invest directly in the underlying securities. The master-feeder structure enables various institutional investors, including the Funds, to pool their assets, which may result in economies of scale by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Series, including the corresponding Fund, will pay its proportionate share of the expenses of the Master Series.

The shares of the Master Series will be offered to institutional investors for the purpose of increasing the assets available for investment, to reduce expenses as a percentage of total assets and to achieve other economies of scale that might be available at higher asset levels. Investments in a Master Series by other institutional investors offer potential benefits to the Master Series, and through its investment in the Master Series, to the Fund and its shareholders. However, such economies of scale and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in a Master Series. Also, if an institutional investor were to redeem its interest in a Master Series, the remaining investors in the Master Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Series’ security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Series than the corresponding Feeder Fund could have effective voting control over the operation of the Master Series.

If the Board of Trustees of the Funds determines that it is in the best interest of a Fund, it may withdraw its investment in the corresponding Master Series at any time. Upon any such withdrawal, the Board would consider what action a Fund might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Fund, which might not be possible, or retaining an investment advisor to manage the Fund’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Fund will receive written notice thirty days before the effective date of any changes in the investment objective of its corresponding Master Series. A withdrawal by a Fund of its investment in its corresponding Master Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Fund could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Fund. Moreover, a distribution in kind by a Master Series to its corresponding Fund may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Fund. Any net capital gains so realized will be distributed to a Fund’s shareholders as described in the section entitled “Distributions and Taxes.”

“Pass-Through” Voting.  In a master-feeder structure, when a master fund requests a vote from its security holders (i.e., the feeder funds), the feeder fund will request its shareholders to vote on the issues.  The feeder fund will then vote its master feeder shares proportionately according to the votes cast by the feeder fund shareholders.  In essence, the feeder fund shareholders have the same voting rights they would have as direct shareholders of the master fund.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price of the shares of each Fund and each corresponding Master Series is based on their net asset value (“NAV”).  Each Fund’s and each Master Series’ NAV per share equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.  Shares are priced as of the close of regular trading on the New York Stock Exchange (the “NYSE”), which is usually 4:00 p.m., Eastern Time, on each day that the NYSE is open (a “Business Day”).  The NYSE normally is not open, and the Funds and Master Series do not price their shares, on most national holidays and on Good Friday.

Each Fund’s NAV will fluctuate in relation to the investment experience of the Master Series in which such Fund invests.  Securities held by the Master Series will be valued in accordance with applicable laws and procedures adopted by the Board of Trustees of the Master Series, as described below under “Valuation of Portfolio Securities and Use of Fair Value Pricing.”

Choosing a Share Class

Each Fund offers Class A Shares and Class R Shares.  As described below, each Share Class has a different combination of sales charges, fees, and other features.

Class A Shares
•	Class A Shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares.
•	The minimum investment amount for Class A Shares is $2,500.
•	The front-end sales charge will be reduced if you invest $50,000 or more as illustrated in the table below.
•	Class A Shares are subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets.

Class A Sales Charges
The table below details your sales charges on purchases of Class A Shares. The offering price for Class A Shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of sales charge, and rounding.

Amount of purchase	Sales Charge as percentage of offering price	Sales charge as % of net amount invested
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	5.00%	5.26%
$100,000 but less than $250,000	4.50%	4.71%
$250,000 but less than $500,000	3.50%	3.63%
$500,000 but less than $1,000,000	2.50%	2.56%
$1 million or more	0.00%	0.00%

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain  account  may be linked for the purpose of qualifying for lower initial sales charges.  Additional information is available at www.bennettglobalfunds.com.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A or Class R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.

Class R Shares
•	Class R shares have no up-front sales charge.
•	Class R Shares are subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets.
•	The minimum investment amount for Class R Shares is $1,000,000.

Plan under Rule 12b-1
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Class A and Class R Distribution and Service (12b-1) Plans (the “Plans”), which are applicable to each Fund.  The Plans permits the Funds to pay for certain distribution, promotional, and related expenses involved in the marketing of Fund shares.  Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

How to Buy Shares

Account Minimums.  The minimum initial investment for Class A Shares of each Fund is $2,500 ($1,000 for retirement accounts) and $1,000,000 for Class R Shares of each Fund.  The minimum amount for subsequent investments for Class A Shares of each Fund is $100 ($50 for retirement accounts).  The Fund may reduce or waive the above minimums in certain cases.  For purposes of satisfying the investment minimum, a Fund will aggregate all of the Fund accounts held by a shareholder or household.  The Trust’s officers may, in their discretion, also waive or lower the account minimums: (i) for customers of a financial intermediary or investment adviser if the aggregate investments of the investment adviser or financial intermediary meet the account minimum or are believed likely to meet the account minimum in the future, or (ii) in such other circumstances that are consistent with the best interests of existing shareholders.

Each Fund may, in its discretion, redeem your Fund shares if, in the aggregate, the value of your Fund accounts falls below $500.  The Funds will not redeem your shares on this basis if the value of your account falls below the minimum account balance solely as a result of market conditions.  Each Fund will give you 60 days’ prior written notice to allow you to purchase sufficient additional shares of the Fund in order to avoid such redemption.

Methods of Buying Shares.  You may purchase shares directly from the Funds by following one of the steps below:

By Mail	• Complete and sign the account application or an IRA application. If you do not complete the application properly, your purchase may be delayed or rejected.

• Make your check payable to the “Bennett Group of Funds.”  All checks must be in U.S. Dollars drawn on a domestic bank. The Funds will not accept payment in cash or money orders or cashier’s checks, nor will the Funds accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

The Funds’ transfer agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.  It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.  The Funds reserve the right to reject any application.

• For IRA accounts, please specify the year for which the contribution is made.

• Mail your application and check to:
Bennett Group of Funds
P.O. Box 9875
Providence, RI  02940-8075

• By overnight courier, send to:
Bennett Group of Funds
4400 Computer Drive
Westborough, MA 01581

The Trust does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at P.O. Box 9875, Providence, RI  02940-8075, of purchase applications or redemption requests does not constitute receipt by the transfer agent of the Funds.

By Telephone	You may not make your initial purchase by telephone.
By Wire
To open an account by wire, a completed account application must be submitted before your wire can be accepted.  You may mail or overnight deliver your account application to the transfer agent.  Upon receipt of your completed application, an account will be established for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:

BNY Mellon
ABA# 011001234
A/C 000073-6279
FBO “Your Bennett Fund Number

Wired funds must be received prior to 4:00 pm Eastern time to be eligible for same day pricing.  The Funds and BNY Mellon Asset Servicing are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

To Add to an Account	To add to an account, you may follow any one of the following steps:
By Mail	• Complete the investment slip that is included in your account statement and write your account number on your check.
• If you no longer have your investment slip, please reference your name, account number and address on your check, and the Fund’s name
• Make your check payable to the “Bennett Group of Funds.”
• Mail your application and check to: Bennett Group of Funds P.O. Box 9875 Providence, RI 02940-8075 • By overnight courier, send to: Bennett Group of Funds 4400 Computer Drive Westborough, MA 01581

By Telephone
• If you submitted a voided check with your account application, you will automatically have the privilege to purchase additional shares by telephone unless you have declined this service on your account application.  You may call 855-606-8290 to purchase shares in an existing account.

By Wire	Wire to: BNY Mellon ABA# 011001234 A/C 000073-6279 FBO “Your Bennett Fund Number”

Timing of Request to Buy Shares.  You may purchase each Fund’s shares at their offering price, which is the NAV next determined after your purchase request is received in good order plus any applicable sales charge.  A purchase request is in “good order” if it includes a completed account application and the dollar amount of shares to be purchased.  If you are paying with federal funds (wire), your order will be considered received when the Fund or its agent receives the federal funds.  All requests received in good order before 4:00 p.m., Eastern Time, on a Business Day will be executed on that same day.  Requests received after 4:00 p.m., Eastern Time, on a Business Day will be processed the next Business Day at the next Business Day’s NAV.

Each Fund, on its own or through its agents, reserves the right to reject any purchase request.  Each Fund may accept orders to purchase Fund shares in-kind with securities, rather than with cash, when the offered securities are consistent with the Fund’s investment objectives and policies.  Acceptance of such purchases will be at the Adviser’s discretion, and will be valued in the same manner that the Fund uses to calculate its NAV.

Payments to Financial Advisers and Their Firms.  As permitted, the Adviser, the Funds, or any of their agents may enter into arrangements with financial intermediaries that market and sell shares of the Fund, through which investors may purchase or redeem Fund shares.  These financial intermediaries receive compensation for selling shares of the Funds and for providing shareholder record keeping, communication and/or other shareholder services. This compensation is paid from various sources, including any 12b-1 fees that the Funds may pay.  In addition, the Adviser or other Fund agent, as applicable, may, at its own expense, compensate financial intermediaries in connection with the sale or expected sale of Fund shares. In the case of payments received by financial intermediaries that employ a financial advisor, the individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.  Payments to financial intermediaries may create an incentive for the financial institution to recommend that you purchase Fund shares.

What is a Financial Intermediary?  A financial intermediary is a firm that receives compensation for selling shares of the Fund offered in this prospectus and/or provides services to a Fund’s shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisor, banks, pension plan consultants and insurance companies.  Financial intermediaries employ financial advisors who deal with you and other investors on an individual basis.  In addition to financial intermediaries that market and sell Fund shares, certain brokerage firms and other companies that provide services of the type described above may receive fees from the Funds, the Adviser or the distributor in respect of such services.  These companies also may be appointed as agents for or authorized by the Funds to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Funds.  Although the Funds may use brokers and dealers who sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

Automatic Investment Plan (AIP).  To make regular investing more convenient, you can open an AIP with an initial investment of $2,500 and a minimum of $100 per transaction after you start your plan.  You tell us how much to invest for you every month.  On the day you select, the amount is automatically transferred from your bank account.  There is no fee for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $25 and you will be responsible for any resulting losses to a Fund.  Your AIP will be terminated if two successive transactions are rejected.  If this occurs, you must call or write to reinstate your AIP.  You can terminate your AIP at any time by calling the Funds at least five business days before your next scheduled withdrawal date.  To implement this plan, please fill out the appropriate area of your application, or call 855-606-8290 for assistance.

How to Sell Shares

When you purchase shares directly from the Funds, you may sell the shares by any one of the methods described below.  You may elect to have redemption proceeds sent to you by check (via regular mail or overnight courier), wire or electronic funds transfer.  If you elect to have your redemption check sent by overnight courier to the address of record for your account, a $15 fee will be deducted from your redemption proceeds.  If you elect to have your redemption proceeds sent by wire to a previously designated bank account, a $7.50 fee will be deducted from your redemption proceeds.  There is no charge to have proceeds sent directly to your bank account via electronic funds transfers.  Credit is usually available within 2-3 days.

Each Fund normally pays redemption proceeds within 2-3 Business Days, but they will be paid no more than seven days after a redemption request is received.  If you are selling shares you recently paid for by check, a Fund will pay you when your check has cleared, which may take up to 10 days.  Although each Fund may delay payment on your redeemed shares under such circumstances, they will be redeemed at the NAV next determined after your redemption request is received.  If the Federal Reserve Bank is closed on a day that redemption proceeds would ordinarily be wired, wiring the redemption proceeds may be delayed one additional Business Day.

By Mail	• Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to redeem, and how and where to send the proceeds.
• Sign the request exactly as the shares are registered. All account owners must sign.
• Include a signature guarantee, if necessary (see below).
• Send your request to:
Regular Mail Bennett Group of Funds P.O. Box 9875 Providence, RI 02940-8075

Overnight Courier Bennett Group of Funds 4400 Computer Drive Westborough, MA 01581
By Telephone
• You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.  See “Telephone Transactions” below for information about possible limitations on telephone redemptions.

•Call 855-606-8290 between 8:30a.m. and 6:00p.m. (Eastern Time).

Timing of Request to Sell Shares.  Redemption requests received in “good order” before the close of the NYSE (usually 4:00 p.m. Eastern Time) on any Business Day will be processed at that day’s NAV.  A redemption request is in “good order” if all shares are paid for, and you have included all required documentation along with any required signature guarantees.

Please note that each Fund may require additional documents for redemptions by corporations, executors, administrators, trustees, guardians or other fiduciaries.  If you have any questions about how to redeem shares, or to determine if a signature guarantee or other documentation is required, please 855-606-8290.

Redemptions in Kind. The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise and for the protection of a Fund’s remaining shareholders, the Fund might pay substantially all or part of your redemption proceeds in portfolio securities from the Fund’s corresponding Master Series in lieu of cash with a market value equal to the redemption price (redemption in-kind).  It is unlikely that your shares would ever be redeemed in-kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.  In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in-kind until you sell them.

Systematic Withdrawal Plan (SWP).  You can have shares automatically redeemed from your account on a regular basis by using our SWP.  You may take systematic withdrawals on a monthly, quarterly or annual basis, subject to a minimum transaction amount of $25.  The proceeds of a withdrawal can be sent by check to your address of record, or sent by electronic transfer to your bank.  If you want to implement this plan, please fill out the appropriate area of your application or call 855-606-8290 for assistance.

Telephone Transactions.  In times of drastic economic or market conditions, you may have difficulty redeeming shares by telephone.  Each Fund reserves the right to temporarily discontinue or limit the telephone purchase or redemption privileges at any time during such periods.  Each Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so.  Each Fund uses procedures reasonably designed to confirm that telephone redemption instructions are genuine.  These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations.  The Funds may implement other procedures from time to time.  If these procedures are followed, the Funds and their service providers will not be liable for any losses due to unauthorized or fraudulent instructions.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Signature Guarantees.  Each Fund will require the signature guarantee of each account owner in the situations below.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

 A signature guarantee is required:

•	If ownership is changed on your account;
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	Written requests to wire redemption proceeds (if not previously authorized on the account);
•	When establishing or modifying certain services on an account;
•	If a change of address was received by the Transfer Agent within the last 30 days;
•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

How to Exchange Shares

You can always sell shares of one Fund and use the proceeds to purchase shares of another Fund. There is no charge for written exchange requests or exchange requests submitted by telephone.

Valuation of Portfolio Securities and Use of Fair Value Pricing

In calculating NAV, each Master Series generally values its investment portfolio at market price. If market prices are not readily available or the Adviser reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Master Series is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees of the Master Series.  The Board has delegated to the Adviser, subject to the Board's continuing oversight, the implementation of the methods used to fair value a security.  The Master Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Master Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to any non-U.S. securities held by a Master Series, the Master Series may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security.  International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Master Series may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Master Series prices its shares, the value the Master Series assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Master Series may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

Other Policies

Market Timing Policies and Procedures.  The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund’s long-term shareholders.  The risks posed by frequent trading include interfering with the efficient implementation of a Fund’s and the corresponding Master Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of investments, requiring the Fund and consequently the Master Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs, all of which could adversely affect shareholder returns.

The risks posed by frequent trading may have a greater potential to dilute the value of the Master Series shares held by the Funds because the Master Series may invest in foreign securities that trade primarily on markets that close prior to the time the Master Series and the Funds determine their NAV.  In instances where a significant event that affects the value of one or more foreign securities held by a Master Series takes place after the close of the primary foreign market, but before the time that the Master Series determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as “price” or “time zone” arbitrage). This type of arbitrage may dilute the value of the Master Series’ and the Fund’s shares if the market prices of the foreign securities do not reflect the fair value of those securities. Although the Master Series have procedures designed to determine the fair value of foreign securities for purposes of calculating their NAVs when such an event has occurred, fair value pricing, because it involves judgments that are inherently subjective, may not always eliminate the risk of price arbitrage.   For more information on how the Funds use fair value pricing, see “Valuation of Portfolio Securities and Use of Fair Value Pricing.”

Also, because a Master Series may invest in securities that trade in lower volumes, changes to the Master Series’ holdings in response to frequent trading by certain shareholders may impact the market prices of such relatively thinly traded securities held by the Master Series.

The Funds’ service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this Prospectus and approved by the Funds’ Board of Trustees.  For purposes of applying these policies, the Funds’ service providers will consider the trading history of accounts known to be under common ownership or control to the extent they believe an investor or group of investors is attempting to evade detection under the Funds’ policies and procedures by the use of multiple accounts.  The Funds’ policies and procedures require that any shareholder who is confirmed to have initiated 4 or more exchanges or liquidating redemptions, all equal to or greater than $10,000 in value within a 90-day period will receive a warning.  If subsequent activity of 2 or more exchanges or liquidating redemptions occurs within 90 days, the shareholder will not be permitted to purchase additional shares of a Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders. The Funds will not knowingly accommodate frequent purchases and redemptions by Fund shareholders except for purchases and redemptions made through the Funds’ Systematic Investment/Withdrawal Plans, as described in this Prospectus.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in a Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries.  The Funds’ and their service providers’ access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited.  As a result, the Funds cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result, frequent trading could adversely affect a Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary’s policies regarding frequent trading may differ from those of the Funds. Please contact your financial intermediary for more information.

Customer Identification and Verification.  To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you:  When you open an account, the Funds will ask for your name, address, date of birth, and other information that will allow the Funds to identify you.  This information is subject to verification to ensure the identity of all persons opening a mutual fund account.  The Funds are required by law to reject your new account application if the required identifying information is not provided.  In certain instances, the Funds are required to collect documents to fulfill its legal obligation.  Documents provided in connection with your application will be used solely to establish and verify your identity.  Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is not obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the Fund’s next determined NAV.

However, the Funds reserve the right to close or liquidate your account at the then-current day’s price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds (generally, 5 business days). Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase.

Anti-Money Laundering Program.  Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

Householding.  In order to reduce expenses, the Funds deliver one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call  855-606-8290 to change the status of your existing account. You may change your status at any time.

Distributions and Taxes

Dividends and Distributions.  Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.  Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually.  Each Fund will distribute net realized capital gains, if any, at least annually.  A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.  The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.  We automatically reinvest all dividends and any capital gains distribution on additional fund shares unless you indicate otherwise.  If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, a Fund reserves the right to reinvest the distribution check in your account, at the Fund's current net asset value, and to reinvest all subsequent distributions.

Annual Statements.  Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid “Buying A Dividend.”  At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations

Fund Distributions.  Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  With respect to taxable years of a Fund beginning before January 1, 2013, unless such provision is extended or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

Backup Withholding.  By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors.  Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, and, with respect to taxable years of a Fund that begin before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in a Fund.

FINANCIAL HIGHLIGHTS

No financial  information is presented for the Funds because they had not commenced operations prior to the date of this Prospectus.

INVESTMENT ADVISER

Bennett Group Financial Services, LLC
1400 K Street, N.W., Suite 501
Washington, D.C.  20005

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza
Portland, ME  04101

CUSTODIAN
The Bank of New York Mellon
One Wall Street
 New York, NY 10286

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
2001 Market Street, Suite 4000
Philadelphia, PA 19103

ADDITIONAL INFORMATION

If you want more information about the Funds, the following documents are available free, upon request:

SHAREHOLDER REPORTS

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders.  In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

The SAI provides more information about the Funds and is legally part of this Prospectus (i.e., it is incorporated by reference).

HOW TO OBTAIN DOCUMENTS

You may obtain free copies of the Funds’ annual and semi-annual reports, once available, and the SAI through the Funds’ Internet website (www.bennettglobalfunds.com) or by calling 855-606-8290.

You may also review and copy information about the Fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission (the “SEC”) in Washington, D.C.  You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.  You may obtain copies of reports and other information about the Funds, for a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520; or for free from the EDGAR Database on the SEC’s website at www.sec.gov.

BENNETT GROUP OF FUNDS

Statement of Additional Information
May 9, 2011

Bennett Conservative Fund
Class A
Class R

Bennett Moderate Fund
Class A
Class R

Bennett Growth Fund
Class A
Class R

Bennett Aggressive Growth Fund
Class A
Class R

This Statement of Additional Information (“SAI”) describes shares of the Bennett Conservative Fund, the Bennett Moderate Fund, the Bennett Growth Fund and the Bennett Aggressive Growth Fund (each, a “Fund” and collectively, the “Funds”).  Each Fund is a series of the Bennett Group of Funds (the “Trust”).  Each Fund offers Class A Shares and Class R Shares. The Funds’ investment adviser is Bennett Group Financial Services, LLC (the “Adviser”).

This SAI supplements the information contained in the Funds’ current Prospectus, dated May 9, 2011, as it may be amended from time to time.  This SAI should be read in conjunction with the Prospectus.  This SAI is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus.  A Prospectus may be obtained by writing or calling the Fund, at P.O. Box 9875, Providence, RI  02940-8075, or by calling 855-606-8290.  The Fund’s annual report to shareholders (once available) will be available by request, without charge, by calling 855-606-8290.

www.bennettglobalfunds.com

TABLE OF CONTENTS
Organization and Classification	1	Trading and Brokerage	23
Master-Feeder Structure	1	Capital Structure	24
Investment Restrictions and Policies	2	Purchase and Redemption of Shares	24
Investment Strategies and Risks	4	Determining Offering Price and Net Asset Value	26
Disclosure of Portfolio Holdings Information	15	Distributions and Taxes	27
Management of the Trust	16	Performance Information	43
Investment Adviser and Other Service Providers	20	Financial Statements	44
Portfolio Manager	22

i

ORGANIZATION AND CLASSIFICATION

The Trust is an open-end investment management company established under Delaware law as a statutory trust on September 15, 2010.  The Agreement and Declaration of Trust permits the Trust to offer separate series (“funds”) of beneficial interest (“shares”).  The Trust reserves the right to create and issue shares of additional funds.  The Funds’ portfolio of assets is “non-diversified” as defined by the Investment Company Act of 1940, as amended (“1940 Act”).

The Funds are separate mutual funds, and each share of each Fund represents an equal proportionate interest in that Fund.  All consideration received by the Trust for shares of any Fund and all assets of such Fund belong solely to that Fund and would be subject to liabilities related thereto.  The Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses for existing shareholders, proxy solicitation materials and reports to shareholders, costs of custodial services charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses.  Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund.  Expenses not attributable to a specific Fund are allocated across all of the Funds on the basis of their relative net assets.

MASTER-FEEDER STRUCTURE

The “master-feeder” structure is a two-tier structure where one or more feeder funds invest substantially all of their assets in one master fund that has identical investment objectives and policies as the feeder fund.  The feeder funds sell their shares to the public and thereafter deposit the proceeds in the master fund in return for shares of the master fund.  As a result of the complexity of the master-feeder structure, a Fund might encounter operational or other complications.  Currently, the master funds in which each Fund invests are, correspondingly, the Bennett Conservative Series, Bennett Moderate Series, Bennett Growth Series, and Bennett Aggressive Growth Series (the “Master Series”).

Note that other institutional investors, including other mutual funds, may invest in a Master Series. Accordingly, the expenses of such other funds and, correspondingly, their returns may differ from those of a Fund.  Please contact the Bennett Group Master Funds at P.O. Box 9875, Providence, RI  02940-8075 or 855-606-8290 for information about the availability of investing in a Master Series other than through a Fund.

The aggregate amount of expenses for a Fund and its corresponding Master Series may be greater than it would be if the Fund were to invest directly in the securities held by the Master Series. However, the total expense ratios for a Fund and its corresponding Master Series are expected to be less over time than such ratios would be if the Fund were to invest directly in the underlying securities. The master-feeder structure enables various institutional investors, including the Funds, to pool their assets, which may result in economies of scale by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Series, including the corresponding Fund, will pay its proportionate share of the expenses of the Master Series.

The shares of the Master Series will be offered to institutional investors for the purpose of increasing the assets available for investment, to reduce expenses as a percentage of total assets and to achieve other economies of scale that might be available at higher asset levels. Investments in a Master Series by other institutional investors offer potential benefits to the Master Series, and through its investment in the Master Series, to the Fund and its shareholders. However, such economies of scale and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in a Master Series. Also, if an institutional investor were to redeem its interest in a Master Series, the remaining investors in the Master Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Series’ security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Series than the corresponding Feeder Fund could have effective voting control over the operation of the Master Series.

If the Board of Trustees of the Trust determines that it is in the best interest of a Fund, it may withdraw its investment in the corresponding Master Series at any time. Upon any such withdrawal, the Board would consider what action a Fund might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Fund, which might not be possible, or retaining an investment advisor to manage the Fund’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Fund will receive written notice thirty days before the effective date of any changes in the investment objective of its corresponding Master Series. A withdrawal by a Fund of its investment in its corresponding Master Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Fund could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Fund. Moreover, a distribution in kind by a Master Series to its corresponding Fund may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Fund. Any net capital gains so realized will be distributed to a Fund’s shareholders as described in the section entitled “Distributions and Taxes.”

“Pass-Through” Voting.  In a master-feeder structure, when a master fund requests a vote from its security holders (i.e., the feeder funds), the feeder fund will request its shareholders to vote on the issues.  The feeder fund will then vote its master feeder shares proportionately according to the votes cast by the feeder fund shareholders.  In essence, the feeder fund shareholders have the same voting rights they would have as direct shareholders of the master fund.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Objectives
The Funds are feeder funds and pursue their objective by investing substantially all of their assets in their corresponding master funds (the “Master Series”), which are series of the Bennett Group Master Funds. The Master Series have the same investment objectives and policies as their corresponding Funds.  There can be no assurance that the Funds will achieve their objectives. The Funds’ investment objectives and policies, and their associated risks, are discussed below and in the Funds’ Prospectus, which should be read carefully before an investment is made.  All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval.  Additional information about the Funds and their policies is provided below.

Fundamental Investment Restrictions
The investment restrictions set forth below have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Funds.  All other investment policies or practices of the Funds are considered by the Trust as non-fundamental and, accordingly, may be changed without shareholder approval.  For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of:  (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the shares of a Fund.

Each Fund may not:

(1)           borrow money or issue senior securities, except as the 1940 Act, any rules or orders thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof, may permit;

(2)           underwrite the securities of other issuers, except that it may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”);

(3)           purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

(4)           make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests;

(5)           make investments that will result in concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies or in the commodities industry); and

(6)           purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments that invest in commodities and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

The investment restriction described in (5) above does not prohibit each Fund from investing all or substantially all of its assets in the shares of one or more registered open-end companies such as the Master Series.  In applying the restriction, each Fund will look through to the security holdings of the Master Fund in which the portfolio invests.

Non-Fundamental Investment Restrictions
In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

(1) Each Fund may not invest more than 15% of its respective net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Portfolio Turnover
Each Fund is not expected to have a portfolio turnover rate in excess of 100%.  Portfolio trading will be undertaken principally to accomplish the Funds’ investment objectives.  Each Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code (the “Code”) and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Fund’s investment objective.  Therefore, the Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover.

The portfolio turnover rate tells you the amount of trading activity in a Fund’s portfolio.  A turnover rate of 100% would occur, for example, if all of a Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded.  The turnover rate also may be affected by cash requirements from purchases and redemptions of a Fund’s shares.  A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.  Because the Funds commenced operations as of the date of this SAI, information about portfolio turnover rate is not yet available.

INVESTMENT STRATEGIES AND RISKS

The following information relates to and supplements the description of the Funds’ investment strategies and risks that are contained in the Prospectus and includes descriptions of the Master Series’ permitted investments and investment practices as well as associated risk factors.

The underlying investment companies or exchange traded funds (the “Underlying Funds”) in which the Master Series may invest have their own investment objectives, policies, practices, and techniques, any one or all of which may subject their assets to varying degrees of risk. For example, the Underlying Funds in which the Master Series invest may be authorized to invest 100% of their assets in securities of foreign issuers and engage in foreign currency transactions with respect to these investments; invest in restricted or illiquid securities; invest in warrants; lend their portfolio securities; sell securities short; borrow money in amounts up to 33 1/3% of their assets for leverage purposes; concentrate 25% or more of their assets in one industry; invest up to 100% of their assets in master demand notes; enter into futures contracts and options on futures contracts; and invest in start-up and unproven companies. The risks involved in certain of these practices and techniques are described in the Prospectus and/or in the Statement of Additional Information.

Each Master Series may gain exposure to the natural resources/commodities markets by investing up to 25% of its assets in a corresponding wholly owned subsidiary organized under the laws of the Cayman Islands (each a “Subsidiary” and collectively the “Subsidiaries”).  The Subsidiaries are not registered under the 1940 Act.  Certain officers of the Adviser, who are also officers of the Trust, serve as the Directors of each Subsidiary.  Each Master Series wholly owns and controls its corresponding Subsidiary, and the Master Series and the Subsidiary are both managed by the Adviser.  Furthermore, the Master Series’ Board of Trustees has oversight responsibility for the investment activities of each Master Series, including with respect to each Master Series’ investment in its corresponding Subsidiary.  The Board of Trustees of the Master Series will oversee the activities of the Subsidiaries because of the Master Series’ ownership and control of the Subsidiaries, and will be able to direct the Master Series to withdraw from the Subsidiaries at any time.  Further, due to the Master Series’ ownership interests in Subsidiaries, the Board of Trustees of the Master Series will be involved in any extraordinary decisions related to the Subsidiaries.

The Master Series and the Underlying Funds may invest in the following types of securities.

American Depositary Receipts (ADRs).  The Master Series may invest in Underlying Funds that invest in ADRs as well as other “hybrid” forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Master Series to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Commodities.  The Underlying Funds may invest in commodities or in companies operating in the natural resources industries.  Companies within the natural resources industries are directly affected by commodities prices, particularly companies that own the underlying commodity.  Commodity prices fluctuate for various reasons, including changes in market and economic conditions, changes in levels of production of domestic and foreign commodities, the impact of weather conditions on demand of commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability and reliability of domestic and international transportation systems. Volatility of commodity prices may lead to a reduction in production or supply and may also affect the performance of companies that transport, process, store, market or distribute commodities.

Currency Transactions.  The Underlying Funds may participate in currency transactions.  A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract (“forward contract”). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded, and are usually for less than one year, but may be renewed.

Forward currency transactions may involve currencies of the different countries in which an Underlying Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. Transaction hedging is the purchase or sale of a forward contract with respect to specific payables or receivables of an Underlying Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. An Underlying Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency.

If an Underlying Fund enters into a forward contract hedging an anticipated purchase of portfolio securities, assets of that Underlying Fund having a value at least as great as the Underlying Fund’s commitment under such forward contract will be segregated on the books of the portfolio fund while the contract is outstanding.

At the maturity of a forward contract to deliver a particular currency, an Underlying Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for an Underlying Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency that the Underlying Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency that the Fund is obligated to deliver.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for an Underlying Fund to hedge against a devaluation that is so generally anticipated that the Underlying Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to an Underlying Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Derivatives.  The Underlying Funds may invest in derivatives such as futures, options, forward contracts and swaps.  The use of futures, options, forward contracts, and swaps (derivative instruments) exposes an Underlying Fund to additional investment risks and transaction costs.  If the investment adviser of an Underlying Fund seeks to protect the Underlying Fund against potential adverse movements in portfolio securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Underlying Fund, that Underlying Fund could be left in a less favorable position than if such strategies had not been used.  Risks inherent in the use of futures, options, forward contracts and swaps include:  (i) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (ii) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the possible absence of a liquid secondary market for any particular instrument at any time; and (v) counterparty risk associated with the ability of the derivative instrument counterparty to meet its obligations under the agreement. Investments in derivative instruments traded on foreign exchanges or in foreign markets also entail the additional risks described above with respect to foreign securities. Foreign derivatives may be standardized contracts traded on a foreign exchange or board of trade, or traded in over-the-counter or inter-dealer markets.

Futures and Options. The Underlying Funds may invest in futures contracts and/or options.  Futures contracts are often used to manage risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price.  Options give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future.  An Underlying Fund may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets.  An Underlying Fund may purchase or sell call and put options on securities, financial indices, and foreign currencies, and may invest in futures contracts on foreign currencies and financial indices, including interest rates or an index of U.S. government securities, foreign government securities or equity or fixed-income securities. An Underlying Fund may buy or sell “regulated” futures contracts that are traded on U.S. exchanges, as well as standardized futures contracts that are traded on foreign exchanges or boards of trade, or non-standardized instruments traded in U.S. or foreign over-the-counter or inter-dealer markets.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower an Underlying Fund’s total return; and the potential loss from the use of futures can exceed the Underlying Fund’s initial investment in such contracts.  These instruments may also be used for non-hedging purposes such as increasing an Underlying Fund’s income.

If an Underlying Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Underlying Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Underlying Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or securities in a segregated account (alternatively, an Underlying Fund may earmark liquid assets on its records for segregated asset purposes).

Swap Agreements.  An Underlying Fund may enter into interest rate, total return, credit default, indicies (including but not limited to credit default, commercial mortgage-backed securities and other similar indicies), spread-lock, credit-linked notes (with embedded swaps) and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. Underlying Funds may also enter into options on swap agreements and other types of swaps agreements. Swap agreements are typically two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.  Forms of swap agreements include interest rate “caps,” under which, in return for premium, one party agrees to make payments to the other to the extent that interest rates rise above a specified rate; interest rate “floors,” under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate; and interest rate “collars,” under which a party sells a “cap” and purchases a “floor” or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum values.

Whether an Underlying Fund’s use of swap agreements will be successful in furthering its investment objective of total return will depend on the fund’s investment adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Because they are primarily two party contracts and because they may have terms of greater than seven days, swap agreements may be construed to be illiquid.  Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Certain restrictions imposed by the Code may limit the Underlying Fund’s ability to use swap agreements.  The swaps market is a relatively new market and is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The manner in which certain securities or other instruments are valued by the Underlying Funds may differ from the manner in which those investments are valued by other types of investors.

The Underlying Funds may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. An Underlying Fund may be either the buyer or seller in a credit default swap transaction. If an Underlying Fund is a buyer and no event of default occurs, the Underlying Fund will lose its investment (premium payment) and recover nothing. However, if an event of default occurs and the counterparty fulfills its payment obligation under the swap agreement, the Underlying Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, an Underlying Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the Fund (if the seller) must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if an Underlying Fund had invested in the reference obligation directly.

Equity Securities. The Underlying Funds may invest in equity securities, primarily common stocks. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value (“NAV”) of a fund to fluctuate. The Underlying Funds may purchase equity securities traded in the United States on registered exchanges or the over-the-counter market.  The Underlying Funds also may purchase equity securities traded outside of the United States on registered exchanges or over-the counter market. Equity securities are described in more detail below:

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Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

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Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

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Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

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Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Underlying Fund is called for redemption or conversion, the Underlying Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable nonconvertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

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Micro, Small and Mid Cap Issuers. The Underlying Funds may invest in micro, small and mid cap issuers. Investing in equity securities of micro, small and mid cap companies often involves greater risk than is customarily associated with investments in companies with larger capitalizations.  This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. As a result, the prices of the smaller companies owned by an Underlying Fund may be volatile, and the price movements of the Underlying Fund’s shares will reflect that volatility.

Exchange Traded Funds. The Master Series may invest in Exchange Traded Funds (“ETFs”).  ETFs are exchange-traded interests in an investment fund that may hold a variety of assets such as stocks, bonds or commodities.  Most ETF portfolios are designed to replicate or track the composition and/or performance of a particular benchmark or index. The performance of an ETF will not necessarily track the performance of the underlying assets exactly due to transaction and other expenses, including fees payable to service providers, which are borne by the investment fund.  Examples of such products include S&P Depositary Receipts (“SPDRs”), including SPDR Gold Shares, World Equity Benchmark Series (“WEBs”), NASDAQ 100 tracking shares (“QQQs”), Dow Jones Industrial Average Instruments (“DIAMONDS”), and Optimized Portfolios As Listed Securities (“OPALS”). Investments in ETFs involve the same risks associated with a direct investment in the underlying assets.  There can be no assurance that the trading price of ETFs will equal the underlying value of the basket of assets held by the investment fund. ETFs are subject to the following risks that do not apply to other funds: (i) the market price of the ETF’s shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Investments in ETFs may constitute investments in other investment companies and, therefore, the Funds, the Master Series and Underlying Funds may be subject to the same investment restrictions with respect to ETFs as with other investment companies.  See “Investment Companies” herein.

Fixed Income Securities. The Underlying Funds may invest in fixed-income securities.  Fixed-income securities consist of bonds, notes debentures and other interest-bearing securities that represent indebtedness.  The market value of the fixed-income investments in which the Underlying Funds invest will change in response to interest rate changes and other factors.  During periods of falling interest rates, the values of outstanding fixed-income securities generally rise.  Conversely, during periods of rising interest rates, the values of such securities generally decline.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also generally subject to greater market fluctuations as a result of changes in interest rates.  Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.  Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund’s net asset value.

Foreign Securities. The Underlying Funds may invest in foreign securities. Investing in securities of non-U.S. companies, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts and other currency hedging techniques involve certain considerations comprising both opportunity and risk not typically associated with investing in U. S. dollar-denominated securities. Risks unique to international investing include: (1) restrictions on foreign investment and on repatriation of capital; (2) fluctuations in currency exchange rates; (3) costs of converting foreign currency into U.S. dollars; (4) price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets, and war; (7) possible imposition of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing, and financial reporting standards; (9) less governmental supervision of securities markets, brokers, and issuers of securities; (10) less financial information available to investors; (11) difficulty in enforcing legal rights outside the U.S.; and (12) higher costs, including custodial fees. These risks are often heightened for investments in emerging or developing countries.

Investments in emerging markets securities include special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than in more developed foreign markets. Emerging markets also have different clearance and settlement procedures, and delays in settlement could result in temporary periods when a portion of the assets is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause an Underlying Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to an Underlying Fund due to subsequent declines in the value of those securities or possible liability to the purchaser. Many emerging markets have experienced substantial rates of inflation for many years, which has had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Debt obligations of emerging market countries may involve a high degree of risk, and may be in default or present the risk of default. Certain emerging market governmental issuers have not been able or have been unwilling to make payments of interest or principal on debt obligations as those payments have come due.

Investment Companies.  The Master Series may invest in securities issued by other investment companies.  The Underlying Funds may also invest in securities issued by other investment companies. Securities of other investment companies, including shares of closed-end investment companies, exchange traded funds, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, and generally will involve duplication of advisory fees and certain other expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market. Federal securities laws limit the extent to which a fund can invest in securities of other investment companies. The Master Series are prohibited from acquiring the securities of another investment company if, as a result of such acquisition a Master Series and certain affiliates owns more than 3% of the total voting stock of the other company immediately after such purchase, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder. The Master Series may have to forgo what the Adviser deems to be an advantageous purchase because of these restrictions.

Money Market Securities.  Underlying Funds may invest in money market securities.  The Master Series and the Funds may also invest in money market securities (the types of which are discussed below) for liquidity and cash management purposes or if the Adviser determines that securities meeting the Master Series’ and the Funds’ investment objective and policies are not otherwise readily available for purchase.  For temporary defensive purposes during periods when the Adviser determines that conditions warrant, the Master Series and/or the Funds may increase this percentage up to 100%. For purposes of these policies, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as Standard & Poor’s or Moody’s, or determined by the Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail below.

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U.S. Government Securities. Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

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U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

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Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

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U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

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U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of the Fund’s shares.

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Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

Real Estate Investment Trusts (REITs). The Master Series and Underlying Funds may invest in shares of REITs, which are pooled investment vehicles that invest in real estate or real estate loans or interests. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Master Series, shareholders will bear not only the proportionate share of the expenses of the Master Series, but also, indirectly, similar expenses of underlying REITs. The Master Series and Underlying Funds may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended.

Repurchase agreements.  The Underlying Funds may enter into repurchase agreements, and purchase and sale contracts.  Repurchase agreements are transactions in which an Underlying Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements involve certain risks, such as default by, or insolvency of, the other party to the repurchase agreement. An Underlying Fund’s right to liquidate its collateral in the event of a default could involve certain costs, losses or delays. To the extent that the proceeds from any sale upon a default in the obligation to repurchase were less than the repurchase price, the Underlying Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on an Underlying Fund’s ability to sell the collateral and the portfolio fund could suffer a loss.

Restricted Securities.  The Underlying Funds may invest in illiquid securities, and may invest up to 15% of its assets in illiquid securities under SEC guidelines. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Repurchase agreements maturing in more than seven days, OTC derivatives, and restricted securities are generally illiquid; other types of investments may also be illiquid from time to time.  Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith by the Underlying Fund’s board of trustees or directors or its delegate.  Despite such good faith efforts to determine fair value prices, the Underlying Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price which the Underlying Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Underlying Fund.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the “1933 Act”). Where registration is required, an Underlying Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the portfolio fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Underlying Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at a fair value as determined in good faith by the board of the Underlying Fund.

An Underlying Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as Underlying Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Generally, the Underlying Fund’s investment adviser, under the supervision of the board of directors or trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to an Underlying Fund’s restriction of investing no more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of an Underlying Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

The 1940 Act provides that a mutual fund (“Acquired Fund”) whose shares are purchased by another fund (“Acquiring Fund”) is obliged to redeem shares held by the Acquiring Fund only in an amount up to 1% of the Acquired Fund’s outstanding securities during any period of less than 30 days. Accordingly, shares held by an Underlying Fund in excess of 1% of an Underlying Fund’s outstanding shares would, if the Underlying Fund had not made the election described below, be considered illiquid securities that, together with other such securities, may not exceed 15% of that Underlying Fund’s net assets. However, with respect to those Underlying Funds that have elected to reserve the right to pay redemption requests by a distribution in kind of securities from its portfolio, instead of cash, these positions may be treated as liquid. Under certain circumstances an Underlying Fund may determine to make payment of a redemption by an Underlying Fund (wholly or in part) by a distribution in kind of securities from its portfolio, instead of cash. As a result, an Underlying Fund may hold securities distributed by an Underlying Fund until such time as management determines it appropriate to dispose of the securities. That disposition will impose additional costs on the Underlying Fund.

Short Sales. The Underlying Funds may engage in short sales. A short sale is considered “against the box” if at all times during which the short position is open, the Underlying Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Underlying Fund with respect to the securities that are sold short. Uncovered (or naked) short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Underlying Fund must borrow the security to make delivery to the buyer. The Underlying Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Underlying Fund. Until the security is replaced, the Underlying Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Underlying Funds also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Underlying Fund closes its short position or replaces the borrowed security, the Underlying Funds will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Underlying Fund’s short position.

Temporary defensive positions and large cash positions. In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Master Series or the Underlying Funds may temporarily hold all or a significant portion, without limitation, of their assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments.  During periods in which a Master Series or Underlying Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective.  Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Board has adopted a policy concerning the selective disclosure of portfolio holdings information that seeks to ensure that disclosure of information about portfolio securities is in the best interest of the Master Series’ and the Funds’ shareholders and to address the conflicts between the interests of the Master Series’ and the Funds’ shareholders and their service providers.  The policy provides that neither the Master Series, the Funds nor their Adviser or any Trustee, member, officer or employee thereof (a “Fund Representative”) will disclose the Master Series’ portfolio holdings information to any person other than in accordance with the policy.  For purposes of the policy, “portfolio holdings information” means the Master Series’ actual portfolio holdings, as well as non-public information about their trading strategies or pending transactions.  Under this policy, neither the Master Series, the Funds nor any Fund Representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information.  The Fund Representative may provide portfolio holdings information to third parties if such information has been included in the Fund’s public filings with the SEC or is disclosed on the Adviser’s publicly available website at (www.bennettglobalfunds.com).  Information posted on the Adviser’s website may be separately provided to any person commencing the day after it is first published on the Adviser’s website.

Portfolio holdings information that is not filed with the SEC or posted on the Adviser’s publicly available website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive.  Disclosure to such third parties (including, without limitation, individuals, institutional investors and intermediaries that sell shares of the Funds) must be approved in advance by the Trust’s chief compliance officer, who must first determine that the Funds have a legitimate business purpose for doing so.  Disclosure will generally be permitted to providers of auditing, custody, proxy voting and other similar services for the Master Series and the Funds, as well as rating and ranking organizations.

In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality.  In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows:  the Adviser, the Funds’ independent registered public accounting firm, the Funds’ custodian, the Funds’ legal counsel, the Funds’ administrator, the Funds’ Distributor, and Adviser’s counsel.  These entities are obligated to keep such information confidential.  Third party providers of custodial or accounting services to the Funds may release non-public portfolio holdings information of the Funds only with the permission of Fund Representatives who have been pre-approved by the Board to authorize disclosures.

The Master Series and the Funds currently intend to publish on the Adviser’s website the portfolio holdings for the Funds as of the end of each calendar quarter, subject to a 30 day lag between the date of the information and the date on which the information is disclosed.  In addition, the Master Series will publish their top 10 holdings as of the end of each calendar month no earlier than 10 days after the end of a calendar month.

Under the policy, Fund Representatives will supply the Board with a list of third parties who receive portfolio holdings information pursuant to any ongoing arrangement.  In addition, the Board will receive information, on a quarterly basis, regarding any other disclosures of non-public portfolio holdings information that were permitted during the preceding quarter and will approve at its meetings a list of Fund Representatives who are authorized to disclose portfolio holdings information under the policy.  As of the date of this SAI, only the Trust’s chief compliance officer (who is also the Adviser’s chief compliance officer) has been approved by the Board to authorize disclosure of portfolio holdings information.

MANAGEMENT OF THE TRUST

Trustees and Officers
The business and affairs of the Trust are managed under the direction of its Board.  The Trust’s Trustees and principal officers are noted in the table below along with their ages and their business experience for the past five years.  The Trustees serve for indefinite terms until their resignation, death or removal.  The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

Name, Address and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Interested Trustee
Dawn J. Bennett 1400 K Street, N.W., Suite 501 Washington, D.C. 20005 Age: 48	Chairperson and President	2011	Chief Executive Officer – Bennett Group Financial Services, LLC (2006-Present); formerly Senior Vice President/Investment Officer – Legg Mason Wood Walker, Inc.	8	None
Independent Trustees
Stephen W. Bosworth 1400 K Street, N.W., Suite 501 Washington, D.C. 20005 Age: 71	Independent Trustee	2011	Dean of The Fletcher School of Law and Diplomacy at Tufts University (2001 – Present); Special Representative for North Korea Policy (2009-Present)	8	International Textile Group Inc.
David G. Chrencik 1400 K Street, N.W., Suite 501 Washington, D.C. 20005 Age: 62	Independent Trustee	2011	GeoGreen Biofuels, Inc., Vice President, Finance, Chief Financial Officer, Secretary and Director (May 2010 – present); PricewaterhouseCoopers LLP, Partner (1972-2009)	8	Del Rey Monarch Fund (1 portfolio)
Ronald E. Toupin, Jr. 1400 K Street, N.W., Suite 501 Washington, D.C. 20005 Age: 52	Independent Trustee	2011	Self-Employed Portfolio Consultant (2010-Present). Formerly Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corporation (1993-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Company, Inc. (1982-1999)	8	Guggenheim Funds (51 portfolios)

The officers of the Trust not named above are:
Name, Address and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen Officer	Other Directorships Held by Officer
Stuart W. Rogers	Treasurer and Secretary	2011	President, Bennett Group Financial Services, LLC (2009-Present; Executive Vice President and Chief Strategy Officer, Advisor Group (2006-2009)	8	N/A
Tim Augustin	Chief Compliance Officer	2011	Chief Operating Officer and Chief Compliance Officer, Bennett Group Financial Services, LLC (2006-Present)	8	N/A

Trustee	Experience, Qualifications and Skills
Dawn J. Bennett
Ms. Bennett is the CEO of Bennett Group Financial Service, LLC, which she founded in 2006.  Prior to forming Bennett Group Financial Services, Ms. Bennett was a Senior Vice President and Investment Officer with both Legg Mason Wood Walker and Wheat First Butcher Singer.  Ms. Bennett has over 25 years of investment and wealth management expertise.

Stephen W. Bosworth
Mr. Bosworth has been Dean of The Fletcher School of Law and Diplomacy at Tufts University since February 2001. He is currently serving as the Special Representative for North Korea Policy for the Secretary of State.  Prior to that, Mr. Bosworth served as United States Ambassador to the Republic of Korea from November 1997 to February 2001 and prior to that Mr. Bosworth served as the Executive Director of the Korean Peninsula Energy Development Organization, an inter-governmental organization established by the United States, the Republic of Korea and Japan to deal with North Korea

David G. Chrencik
Mr. Chrencik has served as a Trustee since the Fund’s inception. Mr. Chrencik spent over 35 years at PricewaterhouseCoopers, including 26 years as a partner, and will serve as the “audit committee financial expert” for the Funds. Mr. Chrencik has spent most of his career as an auditor and served many investment companies in that capacity. Mr. Chrencik now serves as the head of finance for an alternative energy company.

Ronald E. Toupin, Jr.
Mr. Toupin’s professional training and employment experience, including serving as Vice President and Portfolio Manager for Nuveen Asset Management, an asset management firm, along with his service as a trustee of another mutual fund complex, has provided him with vast knowledge of financial, regulatory and investment matters.

Board Leadership
The Board has overall responsibility for the oversight and management of the Trust.  The Board has two standing committees (as described further below): an Audit Committee and a Nominating Committee. The Chairperson of each Board committee is an Independent Trustee.

The Chairperson of the Board presides at all meetings of the Board, and acts as a liaison with service providers, officers, attorneys, and other Trustees. The Chairperson of each Board committee performs a similar role with respect to the committee. The Chairperson of the Board or the Chairperson of a Board committee may also perform such other functions as may be delegated by the Board or the committee from time to time. The Independent Trustees meet regularly outside the presence of Trust management, in executive session or with other service providers to the Fund. The Board has regular meetings throughout the year, and may hold special meetings if required before its next regular meeting. Each committee meets regularly to conduct the oversight functions delegated to that committee by the Board and reports its findings to the Board. The Board and each standing committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among committees and the full Board to enhance effective oversight.

Risk Oversight

Among the Board’s general oversight and management functions is to oversee the risks of the Funds.  The Funds are subject to various risks, including investment, compliance, operational and valuation risks, among others. The Board addresses its risk oversight function through different Board and committee activities. For instance, the Board has delegated the day-to-day risk management and oversight function to the Adviser, or in certain cases (subject to the Adviser’s supervision) and depending on the nature of the risks to other service providers.  The Board, or a committee, reviews and evaluates reports from the Adviser or service providers regarding the risks faced by the Funds and regarding the service providers’ oversight and management of those risks.  In addition to the delegation of the day-to-day risk management and oversight function, the committees of the Board allow the Trustees to quickly and efficiently consider risk matters and facilitate the oversight by the Trustees of Fund activities and the risks related to those activities.  The Board has also appointed a Chief Compliance Officer (CCO) who oversees the implementation and evaluation of the Funds’ compliance program.  The CCO periodically reports to the Board regarding compliance matters in connection with the Funds’ activities and the services provided by the Adviser and other service providers.

Trustee Qualifications

The Nominating Committee selects and nominates persons for election or appointment by the Board as Independent Trustees.  The Board has adopted the Nominating Committee Charter and Procedures, which provides the Nominating Committee with general criteria to guide the Committee’s choice of candidates to nominate to serve on the Board; however, there are no specific qualifications or requirements to serve on the Board.  When considering whether a Trustee is qualified to serve as a Board member, the Board considers a variety of criteria including each Trustee’s experience, skills, attributes and qualifications. Each Trustee has the ability to properly review and evaluate information provided to them; to interact with the Adviser and other service providers; and to exercise effective business judgment in the performance of their duties.  Each Trustee’s experience, qualifications and skills are evidenced by their educational background and professional experience as shown above.

Share Ownership

As of the date of this SAI, the Trustees did not own shares of the Funds.

Trustee Compensation

The following table describes an estimate of the aggregate compensation to be paid to the Trustees for their services to the Trust during the fiscal year.  Only the Independent Trustees receive compensation from the Funds.

Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Investment Companies in the Fund Complex
Dawn J. Bennett	$0	N/A	N/A	$0
Stephen W. Bosworth	$10,000	N/A	N/A	$20,000
David G. Chrencik	$10,000	N/A	N/A	$20,000
Ronald E. Toupin, Jr.	$10,000	N/A	N/A	$20,000

Board Committees
The Board has the following committees:

Audit Committee:  This committee monitors accounting and financial reporting policies and practice, and internal controls for the Trust.  It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board.  The Trust’s Audit Committee consists of the Independent Trustees.  The Audit Committee did not meet during the period ended January 31, 2011.

Nominating Committee:  This committee recommends Board members, fills vacancies and considers the qualifications of Board members.  The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board.  Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating Committee, c/o Bennett Group of Funds, 1400 K Street, N.W., Suite 501, Washington, D.C.  20005.  Shareholders should include appropriate information on the background and qualifications of any person recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected.  Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board.  The committee consists of the Independent Trustees.  The Nominating Committee did not meet during the period ended January 31, 2011.

Codes of Ethics
The Trust and the Adviser have adopted a Code of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which governs personal securities transactions.  Under the Code of Ethics, persons subject to the Code of Ethics are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the Code of Ethics.  The Code of Ethics is on public file with, and is available from, the SEC.

Proxy Voting Policies
The Master Series’ Board of Trustees has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Master Series, which delegates the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Master Series and their shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s proxy voting policies and a record of each proxy voted by the Adviser on behalf of the Master Series, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”) which require that all proxy voting decisions be made in the best interest of the Master Series and that the Adviser acts in a prudent and diligent manner intended to enhance the economic value of the assets of the Master Series.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Master Series’ and the Funds’ interests, the Adviser will resolve the conflict by disclosing the conflict to the Board and by obtaining the Board’s consent to vote.

The Master Series and the Funds are required to annually file Form N-PX, which lists their complete proxy voting record for the most recent 12-month period ending June 30.  Once filed, the Master Series’ and the Funds’ proxy voting record will be available without charge, upon request, by calling toll-free 855-606-8290 and on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

Investment Adviser
The Adviser, located at 1400 K Street, N.W., Suite 501, Washington, D.C.  20005, furnishes investment management services to the Funds and the Master Series, subject to the supervision and direction of the Board.  The Adviser also provides investment management services to other investment accounts.  While investment decisions for the Funds and the Master Series are made independently from other investment accounts, investment decisions for such other accounts may be made at the same time as investment decisions for the Funds and the Master Series.  The Adviser pays the salaries of all officers (including the chief compliance officer) and employees who are affiliated with both the Adviser and the Trust.  The Trust pays the Independent Trustees’ compensation.  The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.  The Adviser was organized as a Delaware limited liability company in October 2006.

The Adviser provides investment advisory services to the Master Series pursuant to an investment advisory agreement (the “Master Advisory Agreement”) dated March 1, 2011, which has been approved by each Master Series’ sole shareholder.  Under the terms of the Master Advisory Agreement, the Bennett Group Master Funds, on behalf of the Master Series, employs the Adviser generally to manage the investment and reinvestment of the Master Series’ assets.  The Master Advisory Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees of the Bennett Group Master Funds or by vote of a majority of the outstanding voting securities of the Master Series, and only if the terms and the renewal thereof have been approved by the vote of a majority of the Bennett Group Master Funds’ Independent Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Master Advisory Agreement may be terminated without penalty on  60 days’ notice by the Bennett Group Master Funds or by the Adviser.  The Master Advisory Agreement will terminate automatically in the event of its assignment.

The Trust, on behalf of the Funds, has entered into an investment advisory agreement with the Adviser (the “Feeder Advisory Agreement”) that will only take effect if the Trust, on behalf of a Fund or Funds, determines that it is in the best interest of the Fund’s shareholders to withdraw all of a Fund’s investments from its corresponding Master Series.  Under the terms of the Feeder Advisory Agreement, the Trust, on behalf of the Funds, employs the Adviser generally to manage the investment and reinvestment of the Funds’ assets.  The Feeder Advisory Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of the Funds, and only if the terms and the renewal thereof have been approved by the vote of a majority of the Trust Independent Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Feeder Advisory Agreement may be terminated without penalty on 60 days’ notice by Trust or by the Adviser.  The Feeder Advisory Agreement will terminate automatically in the event of its assignment.

As compensation for the services rendered under the Master Advisory Agreement, the Master Series, and indirectly the Funds, shall pay the Adviser a fee at an annual rate of 0.25%, as a percentage of each Master Series’ average daily net assets.

The Adviser has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Fund (excluding acquired fund fees and expenses, Rule 12b-1 fees, interest, taxes, and non-routine or extraordinary expenses) as a percentage of average daily net assets, as described in the Prospectus, until May 31, 2012.  These waivers and reimbursements may be terminated only by mutual agreement of the Adviser and the Fund.  Pursuant to its expense limitation agreement, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid.

Distributor
Foreside Fund Services, LLC, the “Distributor,” located at Three Canal Plaza, Suite 100, Portland, ME  04101, serves as the principal underwriter of the Trust’s shares under an Underwriting Agreement dated March 1, 2011 (the “Underwriting Agreement”).  Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased directly by contacting the Trust.  The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and each state’s securities laws and is a member of the Financial Industry Regulatory Authority.  The Board of Trustees annually reviews fees paid to the Distributor.

The Underwriting Agreement may be terminated at any time on 60 day’s written notice to the other party:  (i) by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Trust ; or (ii) by the Distributor.  If not so terminated, the agreement shall continue in effect from year to year only so long as such continuance is approved annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Funds, and, in either event, by a majority of the Independent Trustees who are not interested persons of any party to the agreement.  The Agreement will terminate automatically in the event of its assignment, as defined under the Investment Company Act of 1940, as amended.  The Distributor is not affiliated with the Adviser or the Fund’s administrator, transfer agent or custodian, or any of their affiliates.

The Adviser has entered into a separate agreement with the Distributor under which it has agreed to compensate and reimburse the Distributor for any amounts payable by the Fund under the Distribution Agreement for its provision to the Fund of any distribution services for which the Fund is not authorized to compensate and reimburse the Distributor.  The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust or its shareholders.

Fund Administration
BNY Mellon Investment Servicing (US) Inc., located at 301 Bellevue Parkway, Wilmington, Delaware 19809, provides administrative personnel and services, including blue sky services, to the Trust.  Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as is necessary or beneficial to provide compliance services to the Trust.

The Adviser provides certain administrator services to shareholders of the Funds, pursuant to an Administrative Services Agreement between the Trust and the Adviser, for which the Adviser receives 0.25% of the average daily assets of the Funds.

Fund Accounting
BNY Mellon Investment Servicing (US) Inc. also provides fund accounting personnel and services to the Trust pursuant to a Fund Accounting Service Agreement.  Under the Administration and Accounting Services Agreement, BNY Mellon Investment Servicing (US) Inc. provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Transfer Agent
BNY Mellon Investment Servicing (US) Inc. acts as the Funds’ transfer agent, dividend-paying agent and shareholder servicing agent pursuant to a Transfer Agency Services Agreement.

Custodian
The Bank of New York Mellon, located at One Wall Street,  New York, NY 10286, acts as custodian of the cash and securities of the Trust.  The custodian holds all cash and, directly or through a book entry-system or an agent, securities of the Funds; delivers and receives payment for securities sold by the Funds; collects income from investments of the Funds; and performs other duties, all as directed by officers of the Funds.  The custodian does not exercise any supervisory function over the management of, or the purchase and sale of securities by, the Funds.

Legal Counsel
Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel and O’Melveny & Myers LLP serves as legal counsel to the Adviser.

Independent Registered Public Accounting Firm
Ernst & Young LLP, located at 2001 Market Street, Suite 4000, Philadelphia, PA 19103, has been selected as the independent registered public accounting firm for the Trust.  As such, they are responsible for auditing the Trust’s annual financial statements.

PORTFOLIO MANAGER

Other Accounts Managed
Dawn J. Bennett is primarily responsible for managing the Funds.  As of the date of this SAI, Ms. Bennett did not manage any accounts other than the Funds listed above.

Description of Potential Material Conflicts of Interest
The portfolio manager has day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

The management of other accounts may result in the portfolio manager devoting unequal time and attention to the management of the Funds and/or other accounts.  In approving the Advisory Agreement, the Board was satisfied that the portfolio manager would be able to devote sufficient attention to the management of the Funds and that the Adviser seeks to manage such competing interests for the time and attention of the portfolio manager.

With respect to securities transactions for the Master Series, the Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction.  For buy or sell transactions considered simultaneously for the Master Series and other accounts, orders are placed at the same time.  The portfolio manager uses her best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions.  The portfolio manager generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client.  The Master Series and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized.  If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

Other than the general potential conflicts noted above, the portfolio manager is not subject to any other specific potential conflicts of interest.

Compensation
The named portfolio manager receives a fixed base salary from the Adviser.  The portfolio manager may also participate in benefit plans and programs available generally to all employees of the Adviser.

Investments in the Fund

As of the date of this SAI, the portfolio manager did not own any shares of the Funds.

TRADING AND BROKERAGE

The Adviser is responsible for selecting brokers and dealers to effect purchases or sales of securities for the accounts of the Master Series.  In selecting such brokers, the Adviser seeks best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph.  In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations.  Among these considerations is the Adviser’s evaluation of a broker’s:  efficiency in executing and clearing transactions; block trading capability (including a broker’s willingness to position securities); familiarity with the security; and financial strength and stability.  The most favorable price to the Funds means the best net price without regard to the mix between purchase or sale price and commission, if any.

The Adviser may also take into consideration the research, analytical, statistical and other information and services provided by the broker (such as general economic reports and information, reports or analyses of particular companies or industry groups and technical information) and the availability of the brokerage firm’s analysts for consultation in allocating the Master Series’ brokerage.  While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties and, to the extent these services are used, it will be on a limited basis.  In accordance with Section 28(e) of the 1934 Act, the Adviser may pay brokers higher brokerage commissions than might be available from other brokers if the Adviser determines in good faith that such amount paid is reasonable in relation to the value of the overall quality of the brokerage, research and other services provided viewed in terms of either the particular transactions or the Adviser’s overall responsibilities with respect to the accounts over which it exercises investment discretion.  Other clients of the Adviser may therefore benefit from the availability of these services to the Adviser, and the Master Series may benefit from services available to the Adviser as a result of similar transactions for the Adviser’s other clients.  The Adviser does not make any attempt to allocate the specific costs to each account.  At present, the Adviser does receive analyst reports that do come as a benefit of ongoing maintenance of various brokerage relationships.  These reports, however, are not received in connection with any soft dollar program.

CAPITAL STRUCTURE

The Trust currently has authorized and allocated to the Funds an unlimited number of shares of beneficial interest with no par value to the Funds’ Class A and Class R shares.  The Trustees of the Trust may, at any time and from time to time, by resolution, authorize the establishment and division of additional shares of the Trust into an unlimited number of series and the division of any series (including the Funds) into two or more classes.  When issued in accordance with the Trust’s registration statement, governing instruments and applicable law (all as may be amended from time to time), all of the Trust’s shares are fully paid and non-assessable.  Shares do not have preemptive rights.

All shares of each Fund represent an undivided proportionate interest in the assets of the Fund.  Shareholders of the Trust are entitled to one vote for each full share and to a proportionate fractional vote for each fractional share standing in the shareholder’s name on the books of the Trust.  However, matters affecting only one particular fund or class can be voted on only by shareholders in such fund or class.  The shares of the Trust are not entitled to cumulative voting, meaning that holders of more than 50% of the Trust’s shares may elect the entire Board.  All shareholders are entitled to receive dividend and/or capital gains when and as declared by the Trustees from time to time and as discussed in the Prospectus.

PURCHASE AND REDEMPTION OF SHARES

Purchasing Shares
Shares of the Funds are sold in a continuous offering and may be purchased on any Business Day (as defined in the Prospectus) through authorized investment dealers or directly from the Funds’ Distributor.  The Trust reserves the right to suspend sales of a Fund’s shares, and reject any order for the purchase of the Fund’s shares if, in the opinion of management, such rejection is in the Fund’s best interest.

Share Certificates and Confirmations. The Funds do not issue share certificates representing shares purchased.  Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder’s address of record.

Anti-Money  Program.  The Trust has established an Anti-Money Laundering Compliance Program (the “AML Program”) as required by the USA PATRIOT Act.  To ensure compliance with this law, the Trust’s AML Program provides for the development of internal practices, procedures and controls; designation of anti-money laundering compliance officers; an ongoing training program; and an independent audit function to determine the effectiveness of the AML Program. Procedures to implement the AML Program include, but are not limited to, determining that the Trust’s appropriate service providers have established proper anti-money laundering procedures, including to report suspicious and/or fraudulent activity and to undertake a complete and thorough review of all new account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

The Funds may be required to freeze the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorist or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

Plan under Rule 12b-1
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Class A and Class R Distribution and Service (12b-1) Plans (the “Plans”), which are applicable to each Fund.  The Plans permits the Funds to pay for certain distribution, promotional, and related expenses involved in the marketing of Fund shares.  Pursuant to the Plans, the Funds may pay the Distributor and Adviser a fee, not to exceed 0.25% in the aggregate of each Fund’s respective average daily net assets on an annual basis, for marketing activities (“Marketing Services”).  Marketing Services include, among other things, the preparation and distribution of advertisements, sales literature and prospectuses and reports used for sales purposes, as well as compensation related to sales and marketing personnel and payments to dealers and others for marketing related services.  The fee may also be used to compensate dealers and others that have entered into an agreement with the Distributor or the Adviser for Marketing Services.

The 12b-1 fees may also be used to pay authorized persons (the “Authorized Service Providers”) who enter into agreements with the Distributor or the Trust to provide services to Class A and Class R shareholders of the Funds.  For purposes of the Plans, “service activities” shall include any personal services or account maintenance services, which may include but are not limited to:  assisting beneficial shareholders with purchase, exchange and redemption requests; activities in connection with the provision of personal, continuing services to investors in the Funds; receiving, aggregating and processing purchase and redemption orders; providing and maintaining retirement plan records; communicating  periodically with shareholders and answering questions and handling correspondence from shareholders about their accounts; acting as the sole shareholder of record and nominee for shareholders; maintaining account records and providing beneficial owners with account statements; processing dividend payments; issuing shareholder reports and transaction confirmations; providing sub-accounting services for Class A and Class R shares of the Funds held beneficially; forwarding shareholder communications to beneficial owners; receiving, tabulating and transmitting proxies executed by beneficial owners; disseminating information about the Funds; and general account administration activities.  Other expenses of an Authorized Service Provider related to its “service activities,” including telephone and other communications expenses, may be included in the information regarding amounts expended for such activities.  An Authorized Service Provider is authorized to pay its affiliates and independent third party service providers for performing service activities consistent with the Plans.

The Plans and the Distribution Agreement, as amended, have all been approved by the Board of the Trust, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans or the Distribution Agreement, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement.  Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board in the same manner as specified above.

Each year, the Board must determine whether continuation of each Plan is in the best interest of shareholders of the Funds’ Class A and Class R Shares, respectively.  The Plans and the Distribution Agreement may be terminated at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreement, or by a majority vote of the respective Class’s  outstanding voting securities.  Any amendment materially increasing the percentage payable under a Plan must likewise be approved by a majority vote of the respective Class’s outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plan or Distribution Agreement.  Any other material amendment to the Plans must be approved by a majority vote of the Board, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements.  In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreements.  Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board for their review.

Redeeming Shares
Under the 1940 Act, the Funds may suspend redemption privileges or postpone the date of payment during any period:  (i) when the New York Stock Exchange (“NYSE”) is closed or trading on the NYSE is restricted as determined by the SEC; (ii) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets; or (iii) as the SEC may otherwise permit.  The redemption price may be more or less than the shareholder’s cost, depending on the market value of the Fund’s portfolio at the time of redemption.

Signature Guarantees. A signature guarantee of each shareholder on an account is required to redeem shares if a shareholder requests:  (i) a redemption from an IRA account; (ii) redemption proceeds be sent to an address other than that on record with the Fund; or (iii) proceeds be made payable to someone other than the shareholder(s) of record.

Signature guarantees are designed to protect both the shareholder and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC. The Funds do not accept signatures certified by a notary public as the equivalent of a signature guarantee.

Additional Documentation.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.  The Funds’ transfer agent requires documents from entities to identify individuals possessing authority to redeem shares from the Funds.  The documentation may include certified corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Funds to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund redeemed.  Subject to Rule 18f-1, if the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in portfolio securities or other financial assets of the Master Series, valued for this purpose as they are valued in computing the NAV for the Fund’s shares (a “redemption in-kind”).  Shareholders receiving securities or other financial assets in a redemption in-kind may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.  If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund’s assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing the Funds with an unconditional written instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction.  This will provide the Funds with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the Funds’ remaining shareholders.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

Orders for purchases and redemptions of the Funds are effected at the NAV per share next calculated after receipt of the order by the Funds, their agent or certain other authorized persons.  The Funds’ NAV is computed as of the close of regular trading on a Business Day.  The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed:  New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.  The NAV per share for each Fund is calculated by subtracting the Fund’s liabilities from its total assets and dividing the resulting number by the number of Fund shares outstanding

DISTRIBUTIONS AND TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund  (generally referred to as “the Fund”) and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Distributions and Taxes” section is based on the Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

The Master Series will each be classified as a partnership for federal income tax purposes.  Unless otherwise indicated, the discussion below includes the Fund’s pro rata share of its corresponding Master Series’ income and assets

This is for general information only and not tax advice.  All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund
The Fund intends to elect and qualify each year as a regulated investment company (sometimes referred to as a “regulated investment company,”  “RIC” or “fund”) under Subchapter M of the Code.  If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•
Distribution Requirement – The Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•
Income Requirement – The Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

•
Asset Diversification Test – The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements.  See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments.  In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance.

The Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year.  Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more.  Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance.  See, “Taxation of Fund Distributions - Distributions of Capital Gains” below.

Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (the date of enactment of the RIC Mod Act), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year.  Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years.  However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss.  Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year.  The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund.  An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.

Deferral of late year losses.  For taxable years of the Fund beginning after December 22, 2010, the Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of capital gains” below).  A "qualified late year loss" includes:

1.	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and
2.
the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses, and losses resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.  Special rules apply to a Fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes. For taxable years of the Fund beginning on or before December 22, 2010, the Fund may only elect to treat any post-October loss and net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute net capital gains.  If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax.  To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98% (or 98.2% beginning January 1, 2011) of capital gain net income  (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income.  Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal excise tax, but can give no assurances that all such liability will be avoided.  In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay some excise tax.

Foreign Income Tax.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.  Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Investments in Commodities. In order to gain exposure to the commodity markets, the Fund may invest in derivatives, financially-linked instruments, QPTPs, ETFs classified as partnerships, and, through its investment in the Master Series, the stock of a wholly-owned subsidiary (the “Subsidiary”). This strategy may cause the Fund to realize more ordinary income than would be the case if the Fund invested directly in commodities. Also, the commodity-linked derivatives and the income earned thereon must be taken into account by the Fund in complying with the Distribution and Income Requirements and the Asset Diversification Test as described below.

Distribution Requirement.  The Master Series, and in turn, the Fund, intends to distribute the Subsidiary’s income each year in satisfaction of the Fund’s Distribution Requirement.  The Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund.  As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (subpart F income), whether or not such earnings are distributed by the Subsidiary to the Master Series, and in turn, the Fund.   Subpart F income will be distributed by the Fund to shareholders each year as ordinary income and will not be qualified dividend income eligible for taxation at long-term capital gain rates.  The Subsidiary likely will also be classified as a PFIC as described above in “Tax Treatment of Portfolio Transactions - PFIC Investments” but the CFC rules supersede the PFIC rules.

Income Requirement.  As described above, the Fund must derive at least 90% of its gross income from qualifying sources to qualify as a regulated investment company.  Gains from the disposition of commodities, including precious metals, are not considered qualifying income for purposes of satisfying the Income Requirement. Also, IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Internal Revenue Code. As such, the Fund’s ability to utilize commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income.  However, the IRS, has also recently issued a number of private letter rulings concluding that the income from commodity-linked notes is qualifying income for these purposes.  In addition, the IRS has also recently issued a number of private letter rulings concluding that income derived from subsidiaries similar to the Subsidiary will be qualifying income, even if the subsidiary itself owns commodity-linked swaps.  According to these private letter rulings, the income derived from the subsidiary is qualifying income regardless of whether the Fund receives the income in the form of current distributions or recognizes the income in advance of receiving distributions from the subsidiary.  Private letter rulings can only be relied upon by the taxpayer that receives them.  However, based on the analysis in these rulings, the Fund intends to treat its income from the Subsidiary as qualifying income.  There can be no assurance that the IRS will not change its position with respect to some or all of these issues.  If the IRS were to change its position with respect to the conclusions reached in these private letter rulings, the Board may authorize a significant change in investment strategy or Fund liquidation. The tax treatment of a Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above under “Taxation of the Fund ─Qualification as a regulated investment company.”

Asset Diversification Test.  For purposes of the Asset Diversification Test, the Fund’s investment in the Subsidiary (through the Master Series) would be considered a security of one issuer.  Accordingly, the Master Series intends to limit its investment in the Subsidiary to no more than 25% of the value of the Fund’s total assets in order to satisfy the Asset Diversification Test.

Taxation of the Subsidiary.  On the basis of current law and practice, the Subsidiary will not be liable for income tax in the Cayman Islands. Distributions by the Subsidiary to the Master Series, and in turn, the Fund, will not be subject to withholding tax in the Cayman Islands. In addition, the Subsidiary’s investment in commodity-linked derivatives and other assets held as collateral are anticipated to qualify for a safe harbor under Code Section 864(b) so that the Subsidiary will not be treated as conducting a U.S. trade or business. Thus, the Subsidiary should not be subject to U.S. federal income tax on a net basis.  However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business, subject to certain exemptions, including among others, exemptions for capital gains, portfolio interest and income from notional principal contracts.  It is not anticipated that the Subsidiary will be subject to material amounts of U.S. withholding tax on its portfolio investments. The Subsidiary intends to properly certify its status as a non-U.S. person to each custodian and withholding agent to avoid U.S. backup withholding requirements discussed below.

Taxation of Fund Distributions
The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income.  The Fund receives ordinary income generally in the form of dividends and/or interest on its investments.  The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits.  In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.  See the discussion below under the headings, “─Qualified Dividend Income for Individuals” and “─Dividends-Received Deduction for Corporations”.

Distributions of Capital Gains.  The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.  Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs (see, “Tax Treatment of Portfolio Transactions —Investments in U.S. REITs” below).

Qualified Dividend Income for Individuals. With respect to taxable years of the Fund beginning before January 1, 2013 (unless such provision is extended or made permanent), ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain.  “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States.  Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.  If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-Received Deduction for Corporations.  For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction.  The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations.  The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor.  Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.  Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities.  At the time of your purchase of shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Tax Credit Bonds.  If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

U.S. Government Securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January.  Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Sales, Exchanges and Redemption of Fund Shares
Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax Basis Information. Under the Energy Improvement and Extension Act of 2008, the Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc., will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012.

Wash Sales.  All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a Loss Within Six Months of Purchase.  Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Tax Shelter Reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.

Limitation on Deductibility of Losses
Losses incurred on the sale of securities by the Fund (or corresponding Master Series) to another Fund or Master Series will be disallowed if, as of the date of sale, the selling and purchasing funds are considered related parties.  If the selling and purchasing funds are both Funds (i.e., both corporations), they are treated as related parties if five or fewer persons, who are individuals, estates or trusts, own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing funds.  If the selling and purchasing funds are both Master Series (i.e., both partnerships) or a Master Series and a Fund (i.e., a corporation and a partnership), they are treated as related parties if the same persons own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing funds.  Under attribution rules, the shareholders of a Fund would be considered to own the shares of the corresponding Master Series on a pro rata basis for purposes of applying the loss disallowance rule.  Other attribution rules may apply.

Tax Treatment of Portfolio Transactions
Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, effect the amount, character and timing of dividends and distributions payable by the fund to its shareholders.  This section should be read in conjunction with the discussion above under  “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General.  In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain Fixed-Income Investments.  Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities.  To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in Debt Obligations that are at Risk of or in Default Present Tax Issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, Futures, Forward Contracts, Swap Agreements and Hedging Transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced, for taxable years of the Fund beginning after December 22, 2010, by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease a fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital.  In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC Investments. A fund may invest in stocks of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. In addition, if a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains. Also, see “Taxation of Portfolio Transactions - Investments in Commodities” with respect to the investment in the Subsidiary.

Investments in U.S. REITs.   A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders.  Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution.  However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions – Investment in Taxable Mortgage Pools (Excess Inclusion Income)” and “Foreign Shareholders – U.S. withholding tax at the source” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in Non-U.S. REITs.  While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment.  A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in Taxable Mortgage Pools (Excess Inclusion Income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (REMICs) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on unrelated business income (UBTI), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in Partnerships and Qualified Publicly Traded Partnerships (QPTP).   For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund.  For purposes of testing whether a fund satisfies the Asset Diversification Test, the fund is generally treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.”  In contrast, different rules apply to a partnership that is a QPTP.  A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (i.e., because it invests in commodities).  All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs.  However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.  Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company.

Securities Lending.  While securities are loaned out by a fund, the fund will generally receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities.  For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.  These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations.  Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.  Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made "in lieu of" tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in Convertible Securities.  Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event.  Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt.  Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.  Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in Securities of Uncertain Tax Character.   A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding
By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.  Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors
Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund.  Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains and, with respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital Gain Dividends and Short-Term Capital Gain Dividends.  In general, (i) a capital gain dividend reported by the Fund to shareholders as paid from its net long-term capital gains, or (ii) with respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), a short-term capital gain dividend reported by the Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-Related Dividends With respect to taxable years of the Fund beginning before January 1, 2012 (unless such sunset date is extended or made permanent), dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is reported by the Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified.  This is because the designation is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors.  It may not be practical in every case for the Fund to designate, and the Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits.  Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business.  If the income from the Fund is effectively connected with a U.S. trade or business carried on by a non-U.S. investor, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. Real Property.  A Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. REITs. The sale of a U.S. real property interest (USRPI) by a Fund or by a U.S. REIT or U.S. real property holding corporation in which a Fund invests may trigger special tax consequences to a Fund’s non-U.S. investors.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

•
The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S. REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S. REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.
•
If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring that you file a nonresident U.S. income tax return.

•
In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

These rules apply to dividends paid by a Fund before January 1, 2012 (unless such sunset date is extended or made permanent), except that after such sunset date, Fund distributions from a U.S. REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  For decedents dying during 2010, the U.S. federal estate tax was reinstated retroactively, except where the executor of the estate of a decedent makes an election to opt out of the estate tax and instead be subject to modified carryover basis rules.  For decedents dying after 2010, an individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that generally would be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2012, unless such provision is extended or made permanent.

U.S. Tax Certification Rules.  Special U.S. tax certification requirements apply to non-U.S. investors both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. investor must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from back-up withholding.

The tax consequences to a non-U.S. investor entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations
The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  You should consult your own tax adviser regarding your particular circumstances before making an investment in the Fund.

PERFORMANCE INFORMATION

To obtain the Fund’s most current performance information, please call 855-606-8290 or visit the Funds’ website at www.bennettglobalfunds.com.

From time to time, the Funds’ performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders.  Performance quotations represent the Funds’ past performance and should not be considered as representative of future results.  The Funds will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

PRINCIPAL HOLDERS OF SHARES

As of the date of this SAI, the Adviser, as the Trust’s sole shareholder, owned 100% of all outstanding  shares of the Trust and thus may be deemed a controlling shareholder of the Trust until  additional shareholders purchase shares.  Any person who owns beneficially, either directly or through one or more controlled  companies, more than 25% of the voting securities of the Trust is presumed  to  control the Trust under the provisions of the 1940 Act.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote of the Trust.

                                FINANCIAL STATEMENTS

Set forth below for each Fund are the Statement of Assets and Liabilities as of March 23, 2011, and the
 Report of Independent Registered Public Accounting Firm, dated March 30, 2011.

                                          Bennett Group of Funds
          STATEMENTS OF ASSETS AND LIABILITIES
                                           March 23, 2011

The accompanying Notes are an integral part of the Financial Statements.

Bennett Group of Funds
NOTES TO FINANCIAL STATEMENTS
March 23, 2011

A.  Organization:

The Bennett Conservative Fund, the Bennett Moderate Fund, the Bennett Growth Fund and the Bennett Aggressive Growth Fund (each, a “Fund and collectively, the “Funds”) each are a series of the Bennett Group of Funds (the “Trust”).  Each Fund offers Class A Shares and Class R Shares.   The Trust is an open-end investment management company established under Delaware law as a statutory trust on September 15, 2010.  The Trust's Agreement and Declaration of Trust permits the Trust to offer separate series (“funds”) of beneficial interest (“shares”).  The Trust reserves the right to create and issue shares of additional funds.  The Funds’ portfolio of assets is “non-diversified” as defined by the Investment Company Act of 1940, as amended (“1940 Act”).

Each Fund is a feeder fund that pursues its investment objective by investing substantially all of its assets in a corresponding master fund under a “master-feeder” structure.  The master funds in which the Funds invest are, correspondingly, the Bennett Conservative Series, Bennett Moderate Series, Bennett Growth Series, and Bennett Aggressive Growth Series (the “Master Series”), each of which is a series of the Bennett Group Master Funds.

B.  Organizational Expenses and Offering Costs:

Organizational and offering expenses relating to the Funds have been incurred.  Estimated organizational expenses totaling $55,000 have been incurred prior to the offering of the Funds shares and will be borne by Bennett Group Financial Services, LLC (the Fund’s “Adviser”). Estimated offering expenses totaling $64,477 have been incurred prior to the offering of the Funds shares and a portion will be borne by each of the Funds upon commencement of operations.  Actual costs could differ from these estimates.

The Fund has had no operations except for the initial issuance of shares.

C. Significant Accounting Policies:

Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates and those differences could be material.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for as of the trade date for financial reporting purposes.  Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Discount and premium are amortized using the effective interest method.  Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund.  Expenses not attributable to a specific Fund are allocated across all of the Funds on the basis of their relative net assets.

Federal Income Taxes

It is the intention of each Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income and capital gains to its shareholders.  Accordingly, no provision has been made for federal income taxes.

D. Agreements:

Investment Adviser

The Adviser provides investment advisory services to each of the Master Series, pursuant to an investment advisory agreement (the “Master Advisory Agreement”) dated March 1, 2011.  Under the terms of the Master Advisory Agreement, the Bennett Group Master Funds, on behalf of the Master Series, employs the Adviser generally to manage the investment and reinvestment of the Master Series’ assets.  The Master Advisory Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees of the Bennett Group Master Funds or by vote of a majority of the outstanding voting securities of the Master Series, and only if the terms and the renewal thereof have been approved by the vote of a majority of the Bennett Group Master Funds’ Independent Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Master Advisory Agreement may be terminated without penalty on 60 days’ notice by the Bennett Group Master Funds or by the Adviser.  The Master Advisory Agreement will terminate automatically in the event of its assignment.

The Trust, on behalf of the Funds, has entered into an investment advisory agreement with the Adviser (the “Feeder Advisory Agreement”) that will only take effect if the Trust, on behalf of a Fund or Funds, determines that it is in the best interest of the Fund’s shareholders to withdraw all of a Fund’s investments from its corresponding Master Series.  Under the terms of the Feeder Advisory Agreement, the Trust, on behalf of the Funds, employs the Adviser generally to manage the investment and reinvestment of the Funds’ assets.  The Feeder Advisory Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Funds, and only if the terms and the renewal thereof have been approved by the vote of a majority of the Trust Independent Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Feeder Advisory Agreement may be terminated without penalty on 60 days’ notice by Trust or by the Adviser.  The Feeder Advisory Agreement will terminate automatically in the event of its assignment.

The Trust, on behalf of the Funds, has entered into an administrative agreement with the Adviser (the “Administrative Services Agreement”) dated March 1, 2011.  Under the terms of the Administrative Services Agreement, the Adviser provides certain administrative services for the Fund.  As compensation for the administrative services rendered under the Administrative Services Agreement, the Trust, on behalf of each Fund, shall pay the Adviser a fee at an annual rate of 0.25%, as a percentage of each Fund’s average daily net assets.  The Administrative Services Agreement may be terminated without penalty on 60 days’ notice by Trust or by the Adviser.

As compensation for the services rendered under the Master Advisory Agreement, the Master Series, and indirectly the Funds, shall pay the Adviser a fee at an annual rate of 0.25%, as a percentage of each Master Series’ average daily net assets.

The Adviser has entered into an agreement with the Trust and Bennett Group Master Funds, whereby the Adviser has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements of the Bennett Conservative Fund, Bennett Moderate Fund, Bennett Growth Fund, and Bennett Aggressive Growth Fund (excluding acquired fund fees and expenses, Rule 12b-1 fees, interest, taxes, and non-routine or extraordinary expenses) as a percentage of average daily net assets to 0.68%, 0.68%, 0.70%, and 0.71%, respectively, until May 31, 2012.  Pursuant to its expense limitation agreement with the Funds, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid.

Other Service Providers

On behalf of the Funds, the Trust has entered into an Administration and Accounting Service Agreement with BNY Mellon Investment Servicing (US) Inc., to provide administrative and fund accounting services and to act as Transfer and Shareholder Services Agent under a Transfer Agency Service Agreement.  The Trust has also entered into a Custody Services Agreement with The Bank of New York Mellon, to serve as Custodian and an Underwriting Agreement with Foreside Fund Services, LLC, to serve as the principal underwriter and distributor for the Trust.

E. Fund Shares

The Trust currently has authorized and allocated to the Funds an unlimited number of shares of beneficial interest with no par value to the Funds’ Shares.  On March 23, 2011, 2,500 shares of the each Fund's Class A Shares were issued for cash, at $12.50 per share to Bennett Group Financial Services, LLC, the investment adviser to the fund.

F. Subsequent Event

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events.  Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 23, 2011.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Bennett Conservative Fund, Bennett Moderate Fund, Bennett Growth Fund and Bennett Aggressive Growth Fund of the Bennett Group of Funds

We have audited the accompanying statement of assets and liabilities of Bennett Conservative Fund, Bennett Moderate Fund, Bennett Growth Fund, and Bennett Aggressive Growth Fund (four of the funds constituting the Bennett Group of Funds (the “Trust”)) as of March 23, 2011. These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Bennett Conservative Fund, Bennett Moderate Fund, Bennett Growth Fund, and Bennett Aggressive Growth Fund of the Bennett Group of Funds at March 23, 2011, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
March 30, 2011

BENNETT GROUP OF FUNDS

PART C

OTHER INFORMATION

ITEM 28.                      EXHIBITS

(a)           Articles of Incorporation.

(1)
Registrant’s Agreement and Declaration of Trust, dated as of September 15, 2010, is incorporated herein by reference to the Registrant’s initial Registration Statement on Form N-1A filed on September 24, 2010.

(2)
Registrant’s Certificate of Trust, as filed with the State of Delaware on September 15, 2010, is incorporated herein by reference to the Registrant’s initial Registration Statement on Form N-1A filed on September 24, 2010.

(i)
Certificate of Amendment to the Registrant’s Certificate of Trust is incorporated herein by reference to Pre-Effective Amendment #1 to the Registrant’s Registration Statement on Form N-1A filed on December 6, 2010.

(b)	By-Laws.

(1)	Registrant’s Amended and Restated By-laws, effective as of February 17, 2011, is electronically filed herewith as Exhibit No. EX-99.b.1.

(c)           Instruments Defining Rights of Security Holders.

See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Agreement and Declaration of Trust, as incorporated herein by reference to the Registrant’s initial Registration Statement on Form N-1A filed on September 24, 2010.

See also, Article II, “Meetings of Shareholders,” and Article VII, “General Matters,” of the Registrant’s By-laws, as incorporated herein by reference to the Registrant’s initial Registration Statement on Form N-1A filed on September 24, 2010.

1

(d)	Investment Advisory Contracts.

(1)
Investment Advisory Agreement between the Registrant and Bennett Group Financial Services, LLC is incorporated herein by reference to Pre-Effective Amendment #2 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2011.

(2)
Form of Fee Waiver and Expense Assumption Agreement between Bennett Group of Funds, Bennett Group Master Funds and Bennett Group Financial Services, LLC is incorporated herein by reference to Pre-Effective Amendment #2 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2011.

(e)	Underwriting Contracts.

(1)
Distribution Agreement between the Registrant and Foreside Fund Services, LLC is incorporated herein by reference to Pre-Effective Amendment #2 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2011.

(f)	Bonus or Profit Sharing Contracts.

Not Applicable.

(g)	Custodian Agreements.

(1)
Custody Agreement between the Registrant and The Bank of New York Mellon, is incorporated herein by reference to Pre-Effective Amendment #2 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2011.

(h)	Other Material Contracts.

(1)
Form of Administration and Accounting Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Pre-Effective Amendment #2 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2011.

(2)
Form of Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Pre-Effective Amendment #2 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2011.

(3)
Administration Services Agreement between the Registrant and Bennett Group Financial Services, LLC, is incorporated herein by reference to Pre-Effective Amendment #2 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2011.

(i)	Legal Opinion.

(1)
Legal Opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Registrant, is incorporated herein by reference to Pre-Effective Amendment #2 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2011.

2

(j)	Other Opinions.

(1)
Consent of Independent Registered Public Accounting Firm for the Registrant is incorporated herein by reference to Pre-Effective Amendment #2 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2011.

(k)	Omitted Financial Statements.

Not Applicable.

(l)	Initial Capital Agreements.

(1)	Letter of Understanding Relating to Initial Capital is incorporated herein by reference to Pre-Effective Amendment #2 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2011.

(m)	Rule 12b-1 Plan.

(1)	Registrant’s Rule 12b-1 Plan for Class A Shares is incorporated herein by reference to Pre-Effective Amendment #2 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2011.

(2)	Registrant’s Rule 12b-1 Plan for Class R Shares is incorporated herein by reference to Pre-Effective Amendment #2 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2011.

(n)	Rule 18f-3 Plan.

(1)	Registrant’s Rule 18f-3 Plan is incorporated herein by reference to Pre-Effective Amendment #2 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2011.

(o)	(1)	Powers-of-Attorney (February 2011) is incorporated herein by reference to Pre-Effective Amendment #2 to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2011.

(p)	Codes of Ethics.

(1)
Joint Code of Ethics for Registrant, Bennett Group Master Funds and Bennett Group Financial Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed on March 30, 2011.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

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ITEM 30.	INDEMNIFICATION

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, Section 3817 of the DSTA permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  Section 3803 of the DSTA protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a) Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Agreement and Declaration of Trust dated September 15, 2010;

(b) Investment Advisory Agreement between the Registrant and Bennett Group Financial Services, LLC, as provided for in Section 7 of the Agreement;

(c) Administration Services Agreement between the Registrant and Bennett Group Financial Services, LLC, as as provided for in Section 6 of the Agreement;

(d) Distribution Agreement between the Registrant and Foreside Fund Services, LLC, as provided for in Sections 7-9 of the Agreement;

(e) Indemnification of the Registrant is provided for in Article VIII of the Custody Agreement between the Registrant and The Bank of New York Mellon;

(f) Administration and Accounting Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., as provided for in Section 11 of the Agreement; and

(g) Indemnification of the Registrant and its affiliates, and the respective directors, trustees, officers, agents and employees of each is provided for in Section 12 of the Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc.

4

 ITEM 31.                      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

Bennett Group Financial Services, LLC, a Delaware limited liability company, is a federally registered investment adviser.  Bennett Group Financial Services, LLC, is primarily engaged in providing investment management services.  Additional information regarding Bennett Group Financial Services, LLC, and information as to the officers and directors of Bennett Group Financial Services, LLC, is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (SEC file number 801-68729  and CRD number 145989) and is incorporated herein by reference.

ITEM 32.	PRINCIPAL UNDERWRITER

(a)	Foreside Fund Services, LLC, Registrant’s underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1) American Beacon Funds
2) American Beacon Mileage Funds
3) American Beacon Select Funds
4) Henderson Global Funds
5) Bridgeway Funds, Inc.
6) Century Capital Management Trust
7) Sound Shore Fund, Inc.
8) Forum Funds
9) Central Park Group Multi-Event Fund
10) PMC Funds, Series of the Trust for Professional Managers
11) Nomura Partners Funds, Inc.
12) Wintergreen Fund, Inc.
13) RevenueShares ETF Trust
14) Direxion Shares ETF Trust
15) Javelin Exchange-Traded Trust
16) AdvisorShares Trust
17) Liberty Street Horizon Fund, Series of the Investment Managers Series Trust
18) DundeeWealth Funds
19) Turner Funds
20) Center Coast MLP Focus Fund, Series of the Investment Managers Series Trust
21) Ironwood Multi-Strategy Fund LLC
22) Ironwood Institutional Multi-Strategy Fund LLC
23) FocusShares Trust

(b)	The following are officers and directors of Foreside Fund Services, LLC, the Registrant’s underwriter. Their main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

5

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

 (c) Not applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) [15 U.S.C. 80a-3-(a)] and rules under that section, are maintained by BNY Mellon Investment Services and The Bank of New York Mellon, with the exception of those maintained by the Registrant's investment adviser, Bennett Group Financial Services, LLC, 1400 K Street, NW, Suite 501, Washington, DC 20005.

6

BNY Mellon Investment Services and The Bank of New York Mellon provide general administrative, accounting, portfolio valuation, and custodian services, respectively, to the Registrant, including the coordination and monitoring of any third-party service providers and maintain all such records relating to these services.

ITEM 34.	MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 35.	UNDERTAKINGS

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

7

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in Washington, DC on the 5th day of May, 2011.

BENNETT GROUP OF FUNDS

By: /s/ Dawn J. Bennett
Dawn J. Bennett
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                                       Title                                                    Date

/s/ Dawn J. Bennett                                                   Trustee and President                          May 5, 2011
Dawn J. Bennett

/s/ Stuart W. Rogers                                                  Treasurer and Secretary                      May 5, 2011
Stuart W. Rogers

David G. Chrencik *                                                 Trustee                                                May 5, 2011
David G. Chrencik

Stephen Bosworth *                                                  Trustee                                                May 5, 2011
Stephen Bosworth

Ronald E. Toupin, Jr. *                                             Trustee                                                May 5, 2011
Ronald E. Toupin, Jr.

* By: /s/ Stuart W. Rogers
    Stuart W. Rogers
    Attorney-in-Fact  (Pursuant to a Power of Attorney previously filed and incoporated by referenced)

SIGNATURES

BENNETT GROUP MASTER FUNDS consents to the filing of this Registration Statement of Bennett Group of Funds, which is signed on its behalf by the undersigned, thereunto duly authorized, in Washington, DC on the 5th day of May, 2011.

BENNETT GROUP MASTER FUNDS

By: /s/ Dawn J. Bennett
Dawn J. Bennett
President

The undersigned Trustee and Officers of BENNETT GROUP MASTER FUNDS consent to the filing of this Registration Statement of Bennett Group of Funds on the date indicated.

Signature                                                       Title                                                    Date

/s/ Dawn J. Bennett                                                  Trustee and President                         May 5, 2011
Dawn J. Bennett

/s/ Stuart W. Rogers                                                Treasurer and Secretary                      May 5, 2011
Stuart W. Rogers

David G. Chrencik *                                               Trustee                                                May 5, 2011
David G. Chrencik

Stephen Bosworth *                                               Trustee                                                May 5, 2011
Stephen Bosworth

Ronald E. Toupin, Jr. *                                           Trustee                                                May 5, 2011
Ronald E. Toupin, Jr.

* By: /s/ Stuart W. Rogers
    Stuart W. Rogers
    Attorney-in-Fact  (Pursuant to a Power of Attorney previously filed and incoporated by reference)

SIGNATURES

The undersigned Directors of Bennett Conservative Cayman Series, Bennett Moderate Cayman Series, Bennett Growth Cayman Series, and Bennett Aggressive Growth Cayman Series consent to the filing of this Registration Statement of Bennett Group of Funds, on the date indicated.

Signature	Title	Date

/s/ Dawn J. Bennett	Director	May 5, 2011
Dawn J. Bennett

/s/ Stuart W. Rogers	Director	May 5, 2011
Stuart W. Rogers

EXHIBITS INDEX

EXHIBITS	EXHIBIT NO.
Amended and Restated By-laws	EX-99.b.1